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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21781

                         Pioneer Pioneer Series Trust IV
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  July 31

Date of reporting period:  April 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Multi-Asset Income Fund (unaudited)

 Schedule of Investments 4/30/2014

 Principal

 Amount ($)

 Floating

 Rate (b)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 CONVERTIBLE CORPORATE BONDS - 0.2%

 Energy - 0.1%

 Oil & Gas Exploration & Production - 0.1%

 300,000

 NR/NR

 Cobalt International Energy, Inc., 2.625%, 12/1/19

 $

 281,812

 Total Energy

 $

 281,812

 Pharmaceuticals, Biotechnology & Life Sciences - 0.0% +

 Biotechnology - 0.0% +

 350,000

 NR/NR

 Corsicanto, Ltd., 3.5%, 1/15/32

 $

 252,438

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 252,438

 Real Estate - 0.1%

 Mortgage REIT - 0.1%

 595,000

 NR/NR

 Apollo Commercial Real Estate Finance, Inc., 5.5%, 3/15/19

 $

 630,700

 Total Real Estate

 $

 630,700

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $1,143,385)

 $

 1,164,950

 PREFERRED STOCKS - 0.6%

 Transportation - 0.0% +

 Air Freight & Logistics - 0.0% +

 49

 NR/NR

 CEVA Group Plc, 12/31/14 * (d)

 $

 61,416

 Total Transportation

 $

 61,416

 Banks - 0.1%

 Regional Banks - 0.1%

 1,000

 6.25

 A-/NR

 CoBank ACB, Floating Rate Note (Perpetual) (144A)

 $

 102,719

 15,000

 6.62

 BBB-/Ba1

 Fifth Third Bancorp, Floating Rate Note (Perpetual)

 398,400

 $

 501,119

 Total Banks

 $

 501,119

 Diversified Financials - 0.3%

 Other Diversified Financial Services - 0.2%

 37,000

 7.12

 BB+/B1

 Citigroup, Inc., Floating Rate Note (Perpetual)

 $

 1,004,550

 Investment Banking & Brokerage - 0.1%

 30,000

 7.12

 BB+/Ba3

 Morgan Stanley, Floating Rate Note (Perpetual)

 $

 819,000

 Total Diversified Financials

 $

 1,823,550

 Insurance - 0.1%

 Reinsurance - 0.1%

 50,508

 0.00

 NR/NR

 Altair Re, Floating Rate Note, 4/30/16 (Cat Bond)

 $

 60,912

 300,000

 N/A

 NR/NR

 Altair Re, Floating Rate Note, 6/30/16 (Cat Bond)

 306,990

 125,000

 NR/NR

 Pangaea Re, 10/1/15 (Cat Bond) (d)

 139,051

 $

 506,953

 Total Insurance

 $

 506,953

 Utilities - 0.1%

 Electric Utilities - 0.1%

 10,000

 BB+/Ba1

 PPL Capital Funding, Inc., 5.9%, 4/30/73

 $

 241,000

 Total Utilities

 $

 241,000

 TOTAL PREFERRED STOCKS

 (Cost $2,923,008)

 $

 3,134,038

 CONVERTIBLE PREFERRED STOCKS - 0.1%

 Energy - 0.1%

 Oil & Gas Exploration & Production - 0.1%

 500

 NR/NR

 Halcon Resources Corp., 5.75% (Perpetual)

 $

 478,562

 Total Energy

 $

 478,562

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $355,000)

 $

 478,562

 Shares

 COMMON STOCKS - 50.2%

 Energy - 4.4%

 Integrated Oil & Gas - 4.0%

 279,251

 BP Plc

 $

 2,356,291

 596,805

 Ecopetrol SA

 1,111,059

 21,839

 Exxon Mobil Corp.

 2,236,532

 264,323

 Royal Dutch Shell Plc

 10,439,255

 72,137

 Total SA

 5,157,402

 $

 21,300,539

 Oil & Gas Refining & Marketing - 0.2%

 589,097

 Chevron Lubricants Lanka Plc

 $

 1,208,984

 Oil & Gas Storage & Transportation - 0.2%

 56,269

 Avance Gas Holding, Ltd.

 $

 1,216,878

 Total Energy

 $

 23,726,401

 Materials - 4.4%

 Commodity Chemicals - 1.6%

 82,481

 LyondellBasell Industries NV

 $

 7,629,492

 706,361

 Synthos SA

 1,112,909

 $

 8,742,401

 Diversified Chemicals - 0.1%

 12,138

 The Dow Chemical Co.

 $

 605,686

 Diversified Metals & Mining - 1.8%

 105,844

 Antofagasta Plc

 $

 1,410,241

 80,537

 BHP Billiton, Ltd.

 2,838,090

 355,000

 Sumitomo Metal Mining Co, Ltd.

 5,356,205

 $

 9,604,536

 Steel - 0.9%

 493,720

 Fortescue Metals Group, Ltd.

 $

 2,335,942

 930,000

 Nippon Steel & Sumitomo Metal Corp.

 2,440,299

 $

 4,776,241

 Total Materials

 $

 23,728,864

 Capital Goods - 0.4%

 Construction & Farm Machinery & Heavy Trucks - 0.2%

 4,440,000

 Nam Cheong, Ltd.

 $

 1,260,209

 Industrial Machinery - 0.2%

 469,000

 Sarine Technologies, Ltd.

 $

 1,037,446

 Total Capital Goods

 $

 2,297,655

 Transportation - 1.0%

 Air Freight & Logistics - 0.0% +

 22

 CEVA Group Plc *

 $

 28,374

 Airlines - 1.0%

 146,029

 American Airlines Group, Inc.

 $

 5,121,237

 Total Transportation

 $

 5,149,611

 Automobiles & Components - 0.6%

 Tires & Rubber - 0.2%

 32,200

 Bridgestone Corp.

 $

 1,153,866

 Automobile Manufacturers - 0.4%

 23,567

 Daimler AG

 $

 2,182,947

 Total Automobiles & Components

 $

 3,336,813

 Consumer Durables & Apparel - 0.1%

 Leisure Products - 0.1%

 18,100

 Sega Sammy Holdings, Inc.

 $

 364,378

 Total Consumer Durables & Apparel

 $

 364,378

 Consumer Services - 0.4%

 Casinos & Gaming - 0.2%

 22,710

 Grand Korea Leisure Co., Ltd.

 $

 949,185

 Restaurants - 0.2%

 9,098

 McDonald's Corp.

 $

 922,355

 Total Consumer Services

 $

 1,871,540

 Retailing - 0.3%

 Department Stores - 0.3%

 27,426

 Macy's, Inc.

 $

 1,575,075

 Total Retailing

 $

 1,575,075

 Food, Beverage & Tobacco - 1.1%

 Packaged Foods & Meats - 0.3%

 28,462

 Kraft Foods Group, Inc. *

 $

 1,618,349

 Tobacco - 0.8%

 25,882

 Altria Group, Inc.

 $

 1,038,127

 50,089

 Lorillard, Inc.

 2,976,288

 $

 4,014,415

 Total Food, Beverage & Tobacco

 $

 5,632,764

 Household & Personal Products - 0.6%

 Household Products - 0.2%

 9,302

 The Clorox Co.

 $

 843,691

 Personal Products - 0.4%

 27,571

 Nu Skin Enterprises, Inc.

 $

 2,398,677

 Total Household & Personal Products

 $

 3,242,368

 Health Care Equipment & Services - 0.5%

 Health Care Equipment - 0.2%

 12,731

 Edwards Lifesciences Corp. *

 $

 1,037,195

 Health Care Distributors - 0.3%

 22,076

 Cardinal Health, Inc.

 $

 1,534,503

 Total Health Care Equipment & Services

 $

 2,571,698

 Pharmaceuticals, Biotechnology & Life Sciences - 7.6%

 Pharmaceuticals - 7.6%

 51,448

 AstraZeneca Plc

 $

 4,064,619

 123,834

 GlaxoSmithKline Plc

 3,415,981

 95,311

 Johnson & Johnson

 9,654,051

 171,699

 Merck & Co., Inc.

 10,054,693

 94,254

 Novartis AG

 8,192,566

 18,180

 Roche Holding AG

 5,345,620

 $

 40,727,530

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 40,727,530

 Banks - 4.0%

 Diversified Banks - 3.4%

 870,041

 Abu Dhabi Commercial Bank PJSC

 $

 1,840,511

 19,843,600

 Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT

 1,656,657

 125,159

 Doha Bank QSC

 2,231,027

 580,200

 Mitsubishi UFJ Financial Group, Inc.

 3,078,847

 133,200

 Sumitomo Mitsui Financial Group, Inc.

 5,259,956

 143,912

 Swedbank AB

 3,832,751

 $

 17,899,749

 Regional Banks - 0.6%

 37,908

 The PNC Financial Services Group, Inc.

 $

 3,185,788

 Total Banks

 $

 21,085,537

 Diversified Financials - 5.7%

 Other Diversified Financial Services - 0.2%

 28,872

 Intercorp Financial Services, Inc.

 $

 923,904

 Specialized Finance - 0.5%

 156,015

 TPG Specialty Lending, Inc.

 $

 2,831,672

 Asset Management & Custody Banks - 5.0%

 511,311

 Ares Capital Corp.

 $

 8,779,210

 327,772

 Golub Capital BDC, Inc.

 5,480,348

 529,424

 TCP Capital Corp.

 8,571,375

 256,010

 TriplePoint Venture Growth BDC Corp.

 3,891,352

 $

 26,722,285

 Total Diversified Financials

 $

 30,477,861

 Insurance - 1.7%

 Multi-line Insurance - 1.3%

 3,973

 Allianz SE *

 $

 688,422

 22,280

 Zurich Insurance Group AG

 6,394,253

 $

 7,082,675

 Reinsurance - 0.4%

 24,595

 Swiss Re AG

 $

 2,151,485

 Total Insurance

 $

 9,234,160

 Real Estate - 2.7%

 Industrial REIT - 2.2%

 7,447,000

 Mapletree Industrial Trust

 $

 8,547,586

 2,855,000

 Mapletree Logistics Trust

 2,506,321

 1,121,387

 Sabana Shari'ah Compliant Industrial Real Estate Investment Trust

 916,602

 $

 11,970,509

 Retail REIT - 0.2%

 1,009,000

 Fortune Real Estate Investment Trust

 $

 801,776

 Real Estate Development - 0.3%

 4,601,000

 Kaisa Group Holdings, Ltd. *

 $

 1,460,113

 Total Real Estate

 $

 14,232,398

 Software & Services - 2.5%

 Systems Software - 2.5%

 324,982

 Microsoft Corp.

 $

 13,129,273

 Total Software & Services

 $

 13,129,273

 Technology Hardware & Equipment - 3.7%

 Computer Hardware - 3.1%

 28,101

 Apple, Inc.

 $

 16,582,122

 Electronic Manufacturing Services - 0.2%

 92,237

 Global Display Co, Ltd.

 $

 978,854

 Office Electronics - 0.4%

 29,975

 Neopost SA

 $

 2,456,019

 Total Technology Hardware & Equipment

 $

 20,016,995

 Semiconductors & Semiconductor Equipment - 1.1%

 Semiconductors - 1.1%

 252,000

 MediaTek, Inc.

 $

 3,950,042

 618,000

 Transcend Information, Inc.

 2,039,636

 $

 5,989,678

 Total Semiconductors & Semiconductor Equipment

 $

 5,989,678

 Telecommunication Services - 4.7%

 Integrated Telecommunication Services - 4.7%

 31,430

 AT&T, Inc.

 $

 1,122,051

 62,400

 Nippon Telegraph & Telephone Corp.

 3,458,843

 383,247

 Orange SA

 6,224,347

 1,662,051

 Telecom Corp of New Zealand, Ltd.

 3,972,708

 105,404

 Verizon Communications, Inc.

 4,933,229

 116,635

 Verizon Communications, Inc.

 5,450,354

 $

 25,161,532

 Total Telecommunication Services

 $

 25,161,532

 Utilities - 2.7%

 Electric Utilities - 0.5%

 420,181

 AES Tiete SA

 $

 2,749,543

 48,315

 American Electric Power Co., Inc.

 2,599,830

 $

 5,349,373

 Multi-Utilities - 1.7%

 144,088

 CMS Energy Corp.

 $

 4,367,307

 189,511

 GDF Suez

 4,783,003

 $

 9,150,310

 Total Utilities

 $

 14,499,683

 TOTAL COMMON STOCKS

 (Cost $255,688,773)

 $

 268,051,814

 Principal Amount ($)

 ASSET BACKED SECURITIES - 0.5%

 2,466

 2.93

 BB+/B3

 ABFC 2003-WMC1 Trust, Floating Rate Note, 3/25/33

 $

 2,352

 106,023

 B+/B3

 Accredited Mortgage Loan Trust 2003-3, 5.21%, 1/25/34 (Step)

 102,851

 9,478

 6.50

 BB+/Baa2

 ACE Securities Corp. Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)

 9,485

 26,429

 B+/B1

 Bayview Financial Mortgage Pass-Through Trust 2007-B, 6.407%, 8/28/47 (Step)

 26,414

 73,588

 NR/Ba3

 Bear Stearns Asset Backed Securities Trust, 8.41%, 10/25/29 (Step)

 74,534

 350,000

 NR/NR

 CAM Mortgage Trust 2014-1, 5.5%, 12/15/53 (Step) (144A)

 349,248

 100,000

 BB/NR

 CarNow Auto Receivables Trust 2012-1, 6.9%, 11/15/16 (144A)

 100,844

 100,000

 CCC/C

 Citicorp Residential Mortgage Trust Series 2006-2, 5.918%, 9/25/36 (Step)

 90,577

 30,344

 B-/B1

 Citicorp Residential Mortgage Trust Series 2006-3, 5.703%, 11/25/36 (Step)

 30,269

 205,000

 A+/Baa1

 Countrywide Asset-Backed Certificates, 5.25168%, 2/25/36 (Step)

 208,818

 67,061

 5.24

 BB+/Ba1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/36

 68,774

 5,338

 0.83

 AAA/A1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/33 (144A)

 5,131

 79,926

 7.78

 NR/Caa2

 GE Mortgage Services LLC, Floating Rate Note, 3/25/27

 79,096

 210,000

 5.00

 NR/NR

 GMAT 2013-1 Trust, Floating Rate Note, 8/25/53

 201,106

 250,000

 5.50

 BBB/Baa1

 Mastr Specialized Loan Trust, Floating Rate Note, 11/25/34 (144A)

 242,463

 200,000

 NR/Ba2

 Nations Equipment Finance Funding I LLC, 5.5%, 5/20/21 (144A)

 202,640

 250,000

 NR/NR

 Navitas Equipment Receivables LLC 2013-1, 5.82%, 6/15/19

 249,323

 292,757

 A+/Baa2

 RAMP Series 2004-RZ1 Trust, 4.82%, 3/25/34 (Step)

 291,797

 97,571

 CC/Caa2

 RASC Series 2003-KS5 Trust, 4.46%, 7/25/33 (Step)

 93,830

 100,000

 BBB/NR

 SNAAC Auto Receivables Trust 2013-1, 4.56%, 4/15/20 (144A)

 105,009

 TOTAL ASSET BACKED SECURITIES

 (Cost $2,521,860)

 $

 2,534,561

 COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4%

 100,000

 NR/NR

 A10 Securitization 2013-1 LLC, 4.7%, 11/15/25 (144A)

 $

 99,406

 100,000

 NR/NR

 A10 Securitization 2013-1 LLC, 6.41%, 11/15/25 (144A)

 99,424

 1,250,000

 5.72

 B-/B3

 Banc of America Commercial Mortgage Trust 2007-3, Floating Rate Note, 6/10/49

 1,286,684

 35,600

 6.33

 BBB/NR

 Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 9/10/47 (144A)

 36,570

 11,349

 5.12

 BBB+/NR

 Banc of America Mortgage 2005-H Trust, Floating Rate Note, 9/25/35

 11,314

 200,000

 5.58

 BBB/NR

 Bear Stearns Commercial Mortgage Securities Trust 2004-TOP16, Floating Rate Note, 2/13/46 (144A)

 190,488

 100,000

 5.21

 NR/Ba1

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41

 101,058

 767,493

 BB/NR

 Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14, 5.273%, 12/11/38

 772,162

 22,475

 5.69

 B-/NR

 CHL Mortgage Pass-Through Trust 2002-32, Floating Rate Note, 1/25/33

 22,892

 50,000

 5.97

 NR/Baa3

 Citigroup Commercial Mortgage Trust 2006-C4, Floating Rate Note, 3/15/49

 52,046

 150,000

 4.50

 BB-/NR

 COMM 2013-FL3 Mortgage Trust, Floating Rate Note, 10/13/28

 150,223

 100,000

 BBB/B1

 Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 4/15/37

 101,484

 25,687

 B-/NR

 Credit Suisse First Boston Mortgage Securities Corp., 5.5%, 6/25/33

 25,634

 100,000

 5.14

 B-/B3

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 10/15/39 (144A)

 89,847

 855,000

 5.10

 BBB-/NR

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38

 872,855

 100,000

 5.63

 NR/A2

 DBUBS 2011-LC2 Mortgage Trust, Floating Rate Note, 7/10/44 (144A)

 110,816

 200,000

 5.15

 NR/NR

 Del Coronado Trust 2013-DEL MZ, Floating Rate Note, 3/15/18 (144A)

 200,520

 33,796

 NR/NR

 Extended Stay America Trust 2013-ESH MZ, 7.625%, 12/5/19 (144A)

 33,868

 50,000

 4.30

 NR/Baa2

 Federal Home Loan Mortgage Corp., Floating Rate Note, 9/25/44 (144A)

 50,702

 198,078

 AA+/Aaa

 Federal National Mortgage Association REMICS, 3.5%, 1/25/29 (c)

 12,863

 100,000

 4.50

 NR/A3

 FREMF Mortgage Trust 2011-K12, Floating Rate Note, 1/25/46 (144A)

 104,860

 50,000

 3.89

 NR/NR

 FREMF Mortgage Trust 2012-K708, Floating Rate Note, 2/25/45 (144A)

 49,860

 10,000

 3.95

 AA+/Aaa

 FREMF Mortgage Trust Class C, Floating Rate Note, 6/25/47 (144A)

 9,901

 250,000

 5.33

 BBB-/NR

 GE Capital Commercial Mortgage Corp., Floating Rate Note, 7/10/45 (144A)

 254,463

 91,091

 B-/Ba3

 Global Mortgage Securitization, Ltd., 5.25%, 11/25/32

 87,535

 231,638

 CCC/B3

 Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)

 203,590

 92,042

 CCC/Caa3

 Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)

 77,775

 47,424

 CCC/Caa3

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)

 36,960

 44,175

 6.49

 AA+/Aaa

 Government National Mortgage Association REMICS, Floating Rate Note, 6/20/38 (c)

 4,901

 145,244

 1.03

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 2/16/53 (c)

 11,488

 145,102

 1.05

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 3/16/53 (c)

 11,027

 191,515

 1.08

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 8/16/52 (c)

 13,119

 144,586

 1.07

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 9/16/52 (c)

 11,815

 100,000

 6.04

 BB+/Ba2

 GS Mortgage Securities Corp. II Commercial Mortgage Pass Through Certificates Series 2004-GG2, Floating Rate Note, 8/10/38

 99,948

 30,000

 5.83

 NR/Baa3

 GS Mortgage Securities Trust 2012-GC6, Floating Rate Note, 1/10/45 (144A)

 30,911

 225,000

 6.21

 B-/NR

 JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12, Floating Rate Note, 2/15/51

 221,630

 100,000

 3.11

 BB/NR

 JP Morgan Chase Commercial Mortgage Securities Trust 2013-FL3, Floating Rate Note, 4/15/28 (144A)

 99,991

 124,439

 5.28

 BB/NR

 LB-UBS Commercial Mortgage Trust 2006-C1, Floating Rate Note, 2/15/41

 127,526

 167,255

 2.40

 BB+/Ba1

 MASTR Adjustable Rate Mortgages Trust 2003-6, Floating Rate Note, 12/25/33

 165,280

 45,384

 5.30

 B-/B3

 MASTR Adjustable Rate Mortgages Trust, Floating Rate Note, 1/25/35

 45,859

 71,229

 B-/NR

 MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34

 74,101

 105,694

 D/Caa3

 Merrill Lynch Mortgage Investors Trust Series 2006-AF1, 5.75%, 8/25/36

 81,034

 46,252

 5.62

 A+/Baa3

 Merrill Lynch Mortgage Investors Trust Series MLCC 2007-1, Floating Rate Note, 1/25/37

 46,592

 50,000

 BB+/NR

 Morgan Stanley Capital I Trust 2007-IQ13, 5.406%, 3/15/44

 54,708

 100,000

 6.11

 B/NR

 Morgan Stanley Capital I Trust 2007-IQ15, Floating Rate Note, 6/11/49

 110,246

 71,270

 1.55

 B-/Ba3

 RESI Finance LP, Floating Rate Note, 9/10/35 (144A)

 62,044

 178,976

 BB+/Baa2

 Spirit Master Funding LLC, 5.74%, 3/20/25 (144A)

 188,382

 100,000

 5.30

 BBB/NR

 Springleaf Mortgage Loan Trust 2012-3, Floating Rate Note, 12/25/59 (144A)

 103,511

 250,000

 5.58

 BB/NR

 Springleaf Mortgage Loan Trust, Floating Rate Note, 6/25/58 (144A)

 249,984

 25,000

 BB/B1

 TimberStar Trust 1, 7.5296%, 10/15/36 (144A)

 25,511

 84,000

 5.66

 BB-/Ba3

 Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Floating Rate Note, 3/15/45

 86,332

 25,000

 6.16

 B-/B1

 Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Floating Rate Note, 5/15/46

 25,998

 50,000

 5.65

 NR/Baa3

 WF-RBS Commercial Mortgage Trust 2011-C2, Floating Rate Note, 2/15/44 (144A)

 52,463

 100,000

 5.34

 NR/A2

 WFRBS Commercial Mortgage Trust 2011-C3, Floating Rate Note, 3/15/44 (144A)

 109,012

 100,000

 4.50

 BBB-/NR

 WFRBS Commercial Mortgage Trust 2013-C12, Floating Rate Note, 3/15/48 (144A)

 92,502

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $7,221,555)

 $

 7,351,715

 CORPORATE BONDS - 35.5%

 Energy - 8.9%

 Oil & Gas Drilling - 0.8%

 630,000

 B/B3

 Hercules Offshore, Inc., 6.75%, 4/1/22 (144A)

 $

 609,525

 700,000

 B/B3

 Hercules Offshore, Inc., 7.5%, 10/1/21 (144A)

 705,250

 270,000

 B/B3

 Hercules Offshore, Inc., 8.75%, 7/15/21 (144A)

 290,925

 700,000

 NR/NR

 North Atlantic Drilling, Ltd., 6.25%, 2/1/19 (144A)

 670,250

 895,000

 CCC+/Caa1

 Ocean Rig UDW, Inc., 7.25%, 4/1/19 (144A)

 854,725

 175,000

 B+/B1

 Parker Drilling Co., 6.75%, 7/15/22

 181,125

 170,000

 B+/B1

 Parker Drilling Co., 7.5%, 8/1/20

 181,900

 375,000

 B+/B2

 Pioneer Energy Services Corp., 6.125%, 3/15/22 (144A)

 384,375

 185,000

 B+/B1

 Shelf Drilling Holdings, Ltd., 8.625%, 11/1/18 (144A)

 199,338

 $

 4,077,413

 Oil & Gas Equipment & Services - 1.0%

 250,000

 B+/B2

 Basic Energy Services, Inc., 7.75%, 10/15/22

 $

 274,062

 225,000

 BB-/Ba3

 Bristow Group, Inc., 6.25%, 10/15/22

 241,312

 510,000

 BB-/B1

 Calfrac Holdings LP, 7.5%, 12/1/20 (144A)

 539,325

 700,000

 B/B1

 Exterran Partners LP, 6.0%, 4/1/21

 700,000

 325,000

 B/Caa1

 Forbes Energy Services, Ltd., 9.0%, 6/15/19

 332,312

 500,000

 BB/Ba3

 Forum Energy Technologies, Inc., 6.25%, 10/1/21 (144A)

 531,250

 545,000

 B-/B2

 FTS International, Inc., 6.25%, 5/1/22 (144A)

 551,812

 600,000

 B-/B3

 Hiland Partners LP, 7.25%, 10/1/20 (144A)

 654,000

 355,000

 BB-/B1

 Key Energy Services, Inc., 6.75%, 3/1/21

 374,525

 860,000

 BB/B1

 McDermott International, Inc., 8.0%, 5/1/21 (144A)

 866,450

 400,000

 B/B3

 Seitel, Inc., 9.5%, 4/15/19

 416,000

 $

 5,481,048

 Integrated Oil & Gas - 0.1%

 745,000

 CCC+/B3

 Athlon Holdings LP, 6.0%, 5/1/22 (144A)

 $

 753,381

 Oil & Gas Exploration & Production - 5.2%

 200,000

 BB-/B1

 Antero Resources Finance Corp., 5.375%, 11/1/21 (144A)

 $

 204,500

 235,000

 BB-/B1

 Antero Resources Finance Corp., 6.0%, 12/1/20

 251,450

 1,580,000

 B-/B3

 Approach Resources, Inc., 7.0%, 6/15/21

 1,639,250

 130,000

 CCC+/B3

 Athlon Holdings LP, 7.375%, 4/15/21 (144A)

 140,400

 300,000

 CCC+/Caa1

 Aurora USA Oil & Gas, Inc., 7.5%, 4/1/20 (144A)

 341,550

 700,000

 BB-/B1

 Berry Petroleum Co., LLC, 6.375%, 9/15/22

 717,500

 1,185,000

 B-/B3

 Bonanza Creek Energy, Inc., 6.75%, 4/15/21

 1,267,950

 300,000

 B-/B3

 BreitBurn Energy Partners LP, 7.875%, 4/15/22

 324,750

 125,000

 B-/B3

 Carrizo Oil & Gas, Inc., 8.625%, 10/15/18

 133,750

 600,000

 B-/B3

 Chaparral Energy, Inc., 7.625%, 11/15/22

 639,000

 400,000

 B-/B3

 Comstock Resources, Inc., 7.75%, 4/1/19

 428,000

 300,000

 BB/B1

 Denbury Resources, Inc., 4.625%, 7/15/23

 285,375

 1,125,000

 BB/B1

 Denbury Resources, Inc., 5.5%, 5/1/22

 1,137,656

 845,000

 B+/B3

 Energy XXI Gulf Coast, Inc., 7.5%, 12/15/21 (144A)

 893,588

 100,000

 B/B2

 EP Energy LLC, 9.375%, 5/1/20

 115,250

 50,000

 B-/B3

 EPL Oil & Gas, Inc., 8.25%, 2/15/18

 54,000

 275,000

 CCC/Caa1

 Forest Oil Corp., 7.5%, 9/15/20

 237,875

 600,000

 CCC/Caa1

 Goodrich Petroleum Corp., 8.875%, 3/15/19

 628,500

 100,000

 B-/B3

 Gulfport Energy Corp., 7.75%, 11/1/20

 108,500

 175,000

 CCC+/Caa1

 Halcon Resources Corp., 8.875%, 5/15/21

 181,344

 220,000

 CCC+/Caa1

 Halcon Resources Corp., 9.25%, 2/15/22 (144A)

 231,000

 315,000

 CCC+/Caa1

 Halcon Resources Corp., 9.75%, 7/15/20

 337,050

 525,000

 CCC+/Caa1

 Halcon Resources Corp., 9.75%, 7/15/20 (144A)

 560,438

 250,000

 B/B3

 Kodiak Oil & Gas Corp., 5.5%, 1/15/21

 257,500

 150,000

 B-/NR

 Legacy Reserves LP, 6.625%, 12/1/21

 149,250

 160,000

 B-/Caa1

 Lightstream Resources, Ltd., 8.625%, 2/1/20 (144A)

 163,400

 2,100,000

 B+/B1

 Linn Energy LLC, 7.0%, 11/1/19 (144A)

 2,170,875

 390,000

 B-/Caa1

 Memorial Production Partners LP, 7.625%, 5/1/21

 410,962

 175,000

 CCC+/Caa1

 Midstates Petroleum Co., Inc., 10.75%, 10/1/20

 188,781

 200,000

 CCC+/Caa1

 Midstates Petroleum Co., Inc., 9.25%, 6/1/21

 204,500

 400,000

 B-/Caa1

 Northern Oil and Gas, Inc., 8.0%, 6/1/20

 425,000

 250,000

 B+/B2

 Oasis Petroleum, Inc., 6.875%, 3/15/22 (144A)

 271,250

 1,570,000

 CCC/Caa2

 Parsley Energy LLC, 7.5%, 2/15/22 (144A)

 1,640,650

 200,000

 B-/B3

 PDC Energy, Inc., 7.75%, 10/15/22

 219,500

 200,000

 B-/Caa1

 Penn Virginia Corp., 7.25%, 4/15/19

 210,000

 650,000

 B-/Caa1

 Penn Virginia Corp., 8.5%, 5/1/20

 721,500

 650,000

 B-/Caa1

 QR Energy LP, 9.25%, 8/1/20

 695,500

 100,000

 CCC+/B3

 Resolute Energy Corp., 8.5%, 5/1/20

 104,500

 785,000

 CCC+/B3

 Rice Energy, Inc., 6.25%, 5/1/22 (144A)

 785,981

 400,000

 B-/B3

 RKI Exploration & Production LLC, 8.5%, 8/1/21 (144A)

 434,000

 745,000

 BB-/B2

 Rosetta Resources, Inc., 5.625%, 5/1/21

 758,038

 675,000

 BB-/B2

 Rosetta Resources, Inc., 5.875%, 6/1/22

 688,500

 1,000,000

 CCC+/B3

 Samson Investment Co., 10.5%, 2/15/20 (144A)

 1,055,000

 735,000

 B-/B3

 Sanchez Energy Corp., 7.75%, 6/15/21 (144A)

 786,450

 50,000

 B-/B2

 SandRidge Energy, Inc., 7.5%, 2/15/23

 53,000

 380,000

 B-/B2

 SandRidge Energy, Inc., 7.5%, 3/15/21

 403,750

 220,000

 B-/B2

 SandRidge Energy, Inc., 8.125%, 10/15/22

 238,150

 300,000

 BB/Ba3

 SM Energy Co., 5.0%, 1/15/24 (144A)

 294,000

 595,000

 B-/B3

 Stone Energy Corp., 7.5%, 11/15/22

 645,575

 1,345,000

 B+/B3

 Swift Energy Co., 7.875%, 3/1/22

 1,338,275

 355,000

 B+/B3

 Swift Energy Co., 8.875%, 1/15/20

 372,750

 200,000

 CCC+/Caa1

 Talos Production LLC, 9.75%, 2/15/18 (144A)

 210,500

 230,000

 B/B3

 Vanguard Natural Resources LLC, 7.875%, 4/1/20

 247,825

 500,000

 B-/B3

 W&T Offshore, Inc., 8.5%, 6/15/19

 540,000

 $

 27,543,638

 Oil & Gas Refining & Marketing - 1.0%

 2,285,000

 B+/B2

 Calumet Specialty Products Partners LP, 6.5%, 4/15/21 (144A)

 $

 2,279,288

 170,000

 B+/B2

 Calumet Specialty Products Partners LP, 7.625%, 1/15/22

 178,500

 1,000,000

 BB/Ba3

 Murphy Oil USA, Inc., 6.0%, 8/15/23 (144A)

 1,032,500

 100,000

 BBB/Baa2

 Valero Energy Corp., 6.625%, 6/15/37

 122,574

 1,650,000

 B+/B3

 Western Refining, Inc., 6.25%, 4/1/21

 1,716,000

 $

 5,328,862

 Oil & Gas Storage & Transportation - 0.5%

 95,000

 B+/NR

 Atlas Pipeline Partners LP, 4.75%, 11/15/21

 $

 90,250

 340,000

 BB/B1

 Crestwood Midstream Partners LP, 6.0%, 12/15/20

 357,000

 385,000

 BB/B1

 Crestwood Midstream Partners LP, 6.125%, 3/1/22 (144A)

 402,325

 300,000

 5.85

 BB/Baa3

 DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)

 283,500

 605,000

 B/B1

 Genesis Energy LP, 5.75%, 2/15/21

 629,200

 100,000

 BBB/Baa2

 Kinder Morgan Energy Partners LP, 5.0%, 8/15/42

 97,326

 350,000

 BB/B1

 Penn Virginia Resource Partners LP, 6.5%, 5/15/21

 376,250

 290,000

 BB+/Ba3

 Sabine Pass Liquefaction LLC, 5.625%, 2/1/21

 299,425

 215,000

 BB/Ba3

 Targa Resources Partners LP, 4.25%, 11/15/23 (144A)

 201,025

 $

 2,736,301

 Coal & Consumable Fuels - 0.3%

 950,000

 B-/B3

 Alpha Natural Resources, Inc., 6.0%, 6/1/19

 $

 722,000

 1,095,000

 B+/B1

 SunCoke Energy Partners LP, 7.375%, 2/1/20 (144A)

 1,160,700

 $

 1,882,700

 Total Energy

 $

 47,803,343

 Materials - 3.1%

 Commodity Chemicals - 0.9%

 1,210,000

 BB/Ba3

 Axiall Corp., 4.875%, 5/15/23 (144A)

 $

 1,182,775

 1,600,000

 CCC+/Caa1

 Hexion US Finance Corp., 9.0%, 11/15/20

 1,550,000

 950,000

 BB-/B2

 Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)

 995,125

 800,000

 BB-/B2

 Tronox Finance LLC, 6.375%, 8/15/20

 816,000

 $

 4,543,900

 Specialty Chemicals - 0.3%

 150,000

 BB-/B1

 Chemtura Corp., 5.75%, 7/15/21

 $

 155,625

 1,245,000

 B/B1

 Rentech Nitrogen Partners LP, 6.5%, 4/15/21 (144A)

 1,226,325

 $

 1,381,950

 Metal & Glass Containers - 0.4%

 1,000,000

 CCC+/Caa1

 Ardagh Packaging Finance Plc, 6.75%, 1/31/21 (144A)

 $

 1,042,500

 210,000

 BB+/Ba1

 Ball Corp., 4.0%, 11/15/23

 194,775

 1,000,000

 BB/Ba2

 Crown Americas LLC, 4.5%, 1/15/23

 955,000

 100,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 9.0%, 4/15/19

 106,750

 $

 2,299,025

 Paper Packaging - 0.3%

 200,000

 B-/NR

 Exopack Holding Corp., 10.0%, 6/1/18 (144A)

 $

 215,000

 800,000

 B-/Caa2

 Exopack Holdings SA, 7.875%, 11/1/19 (144A)

 848,000

 605,000

 BB/B1

 Sealed Air Corp., 6.875%, 7/15/33 (144A)

 611,050

 $

 1,674,050

 Diversified Metals & Mining - 0.0% +

 100,000

 D/NR

 Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18 (144A) (e)

 $

 53,000

 10,000

 NR/NR

 Mirabela Nickel, Ltd., 3.5%, 6/30/14 (144A) (PIK)

 9,750

 100,000

 NR/NR

 Mirabela Nickel, Ltd., 8.75%, 4/15/18 (144A) (e)

 24,000

 50,000

 B/Caa1

 Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)

 56,125

 $

 142,875

 Steel - 0.4%

 150,000

 B+/B3

 APERAM, 7.75%, 4/1/18 (144A)

 $

 158,625

 500,000

 BB+/Ba2

 Commercial Metals Co., 4.875%, 5/15/23

 480,000

 725,000

 B-/Caa1

 JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)

 732,250

 200,000

 NR/Caa2

 Metinvest BV, 8.75%, 2/14/18 (144A)

 172,534

 100,000

 CCC+/NR

 Ryerson, Inc., 9.0%, 10/15/17

 107,375

 665,000

 NR/NR

 SunCoke Energy Partners LP, 7.375%, 2/1/20 (144A)

 704,900

 $

 2,355,684

 Forest Products - 0.3%

 1,225,000

 B-/B3

 Millar Western Forest Products, Ltd., 8.5%, 4/1/21

 $

 1,316,875

 Paper Products - 0.5%

 435,000

 CCC+/B2

 Appvion, Inc., 9.0%, 6/1/20 (144A)

 $

 441,525

 1,215,000

 BB/Ba3

 Neenah Paper, Inc., 5.25%, 5/15/21 (144A)

 1,211,962

 960,000

 BB-/Ba3

 Resolute Forest Products, Inc., 5.875%, 5/15/23 (144A)

 933,600

 200,000

 B-/Caa1

 Unifrax I LLC, 7.5%, 2/15/19 (144A)

 211,000

 $

 2,798,087

 Total Materials

 $

 16,512,446

 Capital Goods - 3.1%

 Aerospace & Defense - 0.3%

 960,000

 CCC+/Caa1

 Accudyne Industries Borrower, 7.75%, 12/15/20 (144A)

 $

 1,041,600

 370,000

 BB/B1

 DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)

 360,750

 50,000

 B-/B2

 DynCorp International, Inc., 10.375%, 7/1/17

 52,875

 425,000

 B+/Ba3

 Spirit AeroSystems, Inc., 5.25%, 3/15/22 (144A)

 430,844

 $

 1,886,069

 Building Products - 0.5%

 100,000

 BB-/NR

 Gibraltar Industries, Inc., 6.25%, 2/1/21

 $

 106,000

 1,255,000

 BB-/B1

 Griffon Corp., 5.25%, 3/1/22 (144A)

 1,239,312

 1,050,000

 BBB-/Ba3

 Masco Corp., 5.95%, 3/15/22

 1,144,500

 100,000

 BBB-/Ba3

 Masco Corp., 7.125%, 3/15/20

 116,250

 $

 2,606,062

 Electrical Components & Equipment - 0.2%

 1,090,000

 B+/B2

 General Cable Corp., 7.0%, 10/1/22 (144A)

 $

 1,092,725

 Industrial Conglomerates - 0.4%

 225,000

 B+/B2

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 $

 246,938

 1,865,000

 B/B2

 Waterjet Holdings, Inc., 7.625%, 2/1/20 (144A)

 1,986,225

 $

 2,233,163

 Construction & Farm Machinery & Heavy Trucks - 0.4%

 350,000

 B/B2

 Commercial Vehicle Group, Inc., 7.875%, 4/15/19

 $

 362,250

 100,000

 A/A3

 Cummins, Inc., 5.65%, 3/1/98

 111,030

 645,000

 B-/B3

 Meritor, Inc., 6.25%, 2/15/24

 643,388

 375,000

 CCC-/B3

 Navistar International Corp., 8.25%, 11/1/21

 381,562

 500,000

 B+/B1

 Titan International, Inc., 6.875%, 10/1/20 (144A)

 530,000

 $

 2,028,230

 Industrial Machinery - 0.9%

 1,000,000

 B-/Caa1

 BC Mountain LLC, 7.0%, 2/1/21 (144A)

 $

 972,500

 185,000

 B/B2

 Boart Longyear Management Pty, Ltd., 10.0%, 10/1/18 (144A)

 193,325

 340,000

 CCC+/Caa2

 Boart Longyear Management Pty, Ltd., 7.0%, 4/1/21 (144A)

 258,400

 100,000

 B/NR

 Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)

 110,750

 1,745,000

 B-/Caa1

 Gardner Denver, Inc., 6.875%, 8/15/21 (144A)

 1,790,806

 80,000

 B/B1

 Mcron Finance Sub LLC, 8.375%, 5/15/19 (144A)

 88,200

 1,130,000

 B/B3

 Xerium Technologies, Inc., 8.875%, 6/15/18

 1,209,100

 $

 4,623,081

 Trading Companies & Distributors - 0.4%

 1,290,000

 B/B2

 Avis Budget Car Rental LLC, 5.5%, 4/1/23

 $

 1,302,900

 150,000

 B+/B3

 H&E Equipment Services, Inc., 7.0%, 9/1/22

 165,000

 100,000

 B-/B3

 TRAC Intermodal LLC, 11.0%, 8/15/19

 114,375

 640,000

 BB-/B2

 United Rentals North America, Inc., 5.75%, 11/15/24

 664,000

 $

 2,246,275

 Total Capital Goods

 $

 16,715,605

 Commercial Services & Supplies - 1.3%

 Commercial Printing - 0.0% +

 160,000

 B-/Caa1

 Mustang Merger Corp., 8.5%, 8/15/21 (144A)

 $

 175,200

 Environmental & Facilities Services - 0.2%

 380,000

 B/Ba3

 Covanta Holding Corp., 5.875%, 3/1/24

 $

 387,777

 100,000

 B-/Caa2

 Liberty Tire Recycling LLC, 11.0%, 10/1/16 (144A)

 97,000

 500,000

 B/B3

 Safway Group Holding LLC, 7.0%, 5/15/18 (144A)

 530,000

 $

 1,014,777

 Diversified Support Services - 0.8%

 1,025,000

 B/B1

 Iron Mountain, Inc., 5.75%, 8/15/24

 $

 1,012,188

 300,000

 BB-/Ba1

 Iron Mountain, Inc., 6.0%, 8/15/23

 318,750

 2,580,000

 B/Caa2

 NANA Development Corp., 9.5%, 3/15/19 (144A)

 2,618,700

 155,000

 B-/B3

 TMS International Corp., 7.625%, 10/15/21 (144A)

 165,462

 $

 4,115,100

 Security & Alarm Services - 0.3%

 1,700,000

 B-/Caa1

 Garda World Security Corp., 7.25%, 11/15/21 (144A)

 $

 1,791,375

 Total Commercial Services & Supplies

 $

 7,096,452

 Transportation - 0.9%

 Airlines - 0.2%

 100,000

 B-/NR

 Gol Finance SA, 9.25%, 7/20/20 (144A)

 $

 99,500

 400,000

 NR/NR

 Intrepid Aviation Group Holdings LLC, 6.875%, 2/15/19 (144A)

 415,000

 400,000

 BB+/NR

 United Airlines 2014-1 Class B Pass Through Trust, 4.75%, 4/11/22

 403,752

 210,000

 B/B2

 United Continental Holdings, Inc., 6.0%, 12/1/20

 217,875

 150,000

 BB/Ba2

 US Airways 2013-1 Class B Pass Through Trust, 5.375%, 11/15/21

 153,750

 $

 1,289,877

 Railroads - 0.5%

 1,015,000

 B/B3

 Florida East Coast Holdings Corp., 6.75%, 5/1/19 (144A)

 $

 1,042,912

 1,330,000

 CCC/Caa3

 Florida East Coast Holdings Corp., 9.75%, 5/1/20 (144A)

 1,369,900

 $

 2,412,812

 Trucking - 0.2%

 760,000

 B-/B2

 Jack Cooper Holdings Corp., 9.25%, 6/1/20 (144A)

 $

 839,800

 Airport Services - 0.0% +

 153,120

 CCC+/Caa1

 Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)

 $

 153,311

 Total Transportation

 $

 4,695,800

 Automobiles & Components - 0.3%

 Auto Parts & Equipment - 0.3%

 760,000

 BB+/B2

 Dana Holding Corp., 6.0%, 9/15/23

 $

 799,900

 640,000

 B-/B3

 Meritor, Inc., 6.75%, 6/15/21

 676,800

 200,000

 B/B1

 Schaeffler Holding Finance BV, 6.875%, 8/15/18 (144A) (PIK)

 212,250

 170,000

 B+/B2

 Stackpole International Intermediate, 7.75%, 10/15/21 (144A)

 181,900

 $

 1,870,850

 Total Automobiles & Components

 $

 1,870,850

 Consumer Durables & Apparel - 0.6%

 Home Furnishings - 0.1%

 200,000

 B/B2

 SIWF Merger Sub, Inc., 6.25%, 6/1/21 (144A)

 $

 208,000

 325,000

 B+/B3

 Tempur Sealy International, Inc., 6.875%, 12/15/20

 354,250

 $

 562,250

 Homebuilding - 0.5%

 250,000

 BB-/B2

 Brookfield Residential Properties, Inc., 6.125%, 7/1/22 (144A)

 $

 255,625

 300,000

 BB/Ba1

 DR Horton, Inc., 5.75%, 8/15/23

 318,750

 150,000

 B/B2

 KB Home, 7.0%, 12/15/21

 160,875

 50,000

 B/B2

 KB Home, Inc., 8.0%, 3/15/20

 56,625

 135,000

 BB-/Ba3

 Lennar Corp., 4.75%, 11/15/22

 131,625

 170,000

 B+/Ba3

 Meritage Homes Corp., 7.0%, 4/1/22

 186,362

 950,000

 B/B2

 Rialto Holdings LLC, 7.0%, 12/1/18 (144A)

 990,375

 505,000

 B+/B2

 Standard Pacific Corp., 6.25%, 12/15/21

 540,350

 205,000

 BB-/B1

 The Ryland Group, Inc., 5.375%, 10/1/22

 202,950

 $

 2,843,537

 Total Consumer Durables & Apparel

 $

 3,405,787

 Consumer Services - 1.0%

 Casinos & Gaming - 0.4%

 240,000

 B+/B2

 PNK Finance Corp., 6.375%, 8/1/21 (144A)

 $

 252,000

 750,000

 B/B2

 Scientific Games International, Inc., 6.25%, 9/1/20

 787,500

 1,120,000

 BBB-/NR

 Wynn Las Vegas LLC, 4.25%, 5/30/23 (144A)

 1,075,200

 $

 2,114,700

 Hotels, Resorts & Cruise Lines - 0.1%

 710,000

 B-/B3

 MISA Investments, Ltd., 8.625%, 8/15/18 (144A) (PIK)

 $

 729,525

 50,000

 B+/B3

 Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)

 56,500

 $

 786,025

 Education Services - 0.0% +

 100,000

 CCC+/Caa1

 Cambium Learning Group, Inc., 9.75%, 2/15/17

 $

 101,500

 Specialized Consumer Services - 0.5%

 1,885,000

 BB-/Ba3

 Sotheby's, 5.25%, 10/1/22 (144A)

 $

 1,828,450

 735,000

 B-/B3

 StoneMor Partners LP, 7.875%, 6/1/21 (144A)

 762,562

 $

 2,591,012

 Total Consumer Services

 $

 5,593,237

 Media - 2.0%

 Advertising - 0.1%

 300,000

 BB-/Ba2

 Lamar Media Corp., 5.375%, 1/15/24

 $

 310,875

 Broadcasting - 0.2%

 165,000

 BB-/B1

 CCO Holdings LLC, 5.75%, 1/15/24

 $

 166,444

 100,000

 B-/Caa2

 Intelsat Luxembourg SA, 7.75%, 6/1/21

 104,250

 240,000

 B/B3

 Mediacom Broadband LLC, 5.5%, 4/15/21 (144A)

 239,400

 265,000

 B/B1

 Sinclair Television Group, Inc., 6.375%, 11/1/21

 275,600

 320,000

 B/B3

 Townsquare Radio LLC, 9.0%, 4/1/19 (144A)

 352,800

 $

 1,138,494

 Cable & Satellite - 0.5%

 1,440,000

 BB-/B1

 CCO Holdings LLC, 5.75%, 9/1/23

 $

 1,452,600

 1,320,000

 BB/B1

 Sirius XM Radio, Inc., 4.625%, 5/15/23 (144A)

 1,221,000

 $

 2,673,600

 Movies & Entertainment - 0.9%

 870,000

 B+/B3

 Live Nation Entertainment, Inc., 7.0%, 9/1/20 (144A)

 $

 948,300

 475,000

 CCC+/Caa1

 Production Resource Group, Inc., 8.875%, 5/1/19

 378,812

 315,000

 B-/B3

 Regal Entertainment Group, Inc., 5.75%, 2/1/25

 311,850

 650,000

 B-/Caa1

 SFX Entertainment, Inc., 9.625%, 2/1/19 (144A)

 682,500

 1,900,000

 B+/B1

 WMG Acquisition Corp., 5.625%, 4/15/22 (144A)

 1,926,125

 800,000

 B/Caa1

 WMG Acquisition Corp., 6.75%, 4/15/22 (144A)

 806,000

 $

 5,053,587

 Publishing - 0.3%

 1,505,000

 BB/Ba1

 Gannett Co., Inc., 6.375%, 10/15/23 (144A)

 $

 1,595,300

 Total Media

 $

 10,771,856

 Retailing - 1.5%

 Distributors - 0.3%

 1,800,000

 BB-/Ba3

 LKQ Corp., 4.75%, 5/15/23

 $

 1,728,000

 Department Stores - 0.2%

 1,000,000

 CCC+/Caa2

 Neiman Marcus Group, Ltd. LLC, 8.0%, 10/15/21 (144A)

 $

 1,095,000

 Apparel Retail - 0.1%

 300,000

 B+/B3

 Brown Shoe Co., Inc., 7.125%, 5/15/19

 $

 317,253

 Computer & Electronics Retail - 0.4%

 1,985,000

 B+/B1

 Rent-A-Center, Inc., 4.75%, 5/1/21

 $

 1,860,938

 Specialty Stores - 0.3%

 300,000

 BB-/Ba3

 Outerwall, Inc., 6.0%, 3/15/19

 $

 311,250

 700,000

 CCC+/Caa2

 PC Nextco Holdings LLC, 8.75%, 8/15/19 (144A) (PIK)

 722,750

 460,000

 CCC+/Caa1

 Petco Holdings, Inc., 8.5%, 10/15/17 (144A) (PIK)

 469,292

 250,000

 B/B3

 Radio Systems Corp., 8.375%, 11/1/19 (144A)

 274,062

 $

 1,777,354

 Automotive Retail - 0.2%

 1,130,000

 BB-/Ba3

 CST Brands, Inc., 5.0%, 5/1/23

 $

 1,118,700

 Total Retailing

 $

 7,897,245

 Food & Staples Retailing - 0.1%

 Food Distributors - 0.1%

 685,000

 B/B3

 KeHE Distributors LLC, 7.625%, 8/15/21 (144A)

 $

 741,512

 Total Food & Staples Retailing

 $

 741,512

 Food, Beverage & Tobacco - 1.0%

 Agricultural Products - 0.2%

 455,000

 BB+/B1

 Darling Ingredients, Inc., 5.375%, 1/15/22 (144A)

 $

 467,512

 270,000

 B/B2

 Southern States Cooperative, Inc., 10.0%, 8/15/21 (144A)

 271,350

 200,000

 B/NR

 Tonon Bioenergia SA, 9.25%, 1/24/20 (144A)

 181,000

 $

 919,862

 Packaged Foods & Meats - 0.7%

 463,000

 B/B1

 Chiquita Brands International, Inc., 7.875%, 2/1/21

 $

 516,245

 930,000

 CCC+/Caa1

 Dole Food Co., Inc., 7.25%, 5/1/19 (144A)

 939,300

 125,000

 B/B3

 FAGE Dairy Industry SA, 9.875%, 2/1/20 (144A)

 135,000

 325,000

 BB/NR

 JBS Investments GmbH, 7.75%, 10/28/20 (144A)

 345,719

 200,000

 B/B2

 Marfrig Holding Europe BV, 9.875%, 7/24/17 (144A)

 210,000

 1,375,000

 B/B1

 Post Holdings, Inc., 6.75%, 12/1/21 (144A)

 1,440,312

 160,000

 B+/B3

 Wells Enterprises, Inc., 6.75%, 2/1/20 (144A)

 165,600

 $

 3,752,176

 Tobacco - 0.1%

 575,000

 B-/Caa1

 Alliance One International, Inc., 9.875%, 7/15/21

 $

 580,750

 Total Food, Beverage & Tobacco

 $

 5,252,788

 Household & Personal Products - 0.3%

 Personal Products - 0.3%

 200,000

 BBB-/Baa3

 Avon Products, Inc., 5.0%, 3/15/23

 $

 201,444

 965,256

 CCC+/Caa1

 Monitronics International, Inc., 9.125%, 4/1/20

 1,026,791

 150,000

 B/B2

 Revlon Consumer Products Corp., 5.75%, 2/15/21

 151,125

 $

 1,379,360

 Total Household & Personal Products

 $

 1,379,360

 Health Care Equipment & Services - 1.5%

 Health Care Services - 0.2%

 925,000

 CCC+/Caa2

 BioScrip, Inc., 8.875%, 2/15/21 (144A)

 $

 962,000

 100,000

 B-/B3

 ExamWorks Group, Inc., 9.0%, 7/15/19

 110,000

 60,000

 CCC+/Caa2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

 62,700

 80,000

 CCC+/Caa2

 Truven Health Analytics, Inc., 10.625%, 6/1/20

 90,000

 $

 1,224,700

 Health Care Facilities - 1.1%

 1,105,000

 B-/B3

 CHS, 6.875%, 2/1/22 (144A)

 $

 1,145,056

 700,000

 B-/B3

 CHS, Inc., 7.125%, 7/15/20

 750,750

 1,065,000

 B-/B3

 CHS, Inc., 8.0%, 11/15/19

 1,164,844

 330,000

 BB/Ba3

 HCA, Inc., 5.875%, 3/15/22

 353,925

 300,000

 B-/B3

 Kindred Healthcare, Inc., 8.25%, 6/1/19

 321,000

 300,000

 BB-/Ba1

 LifePoint Hospitals, Inc., 5.5%, 12/1/21 (144A)

 312,000

 345,000

 B-/NR

 Select Medical Corp., 6.375%, 6/1/21 (144A)

 355,350

 1,080,000

 B/B3

 Universal Hospital Services, Inc., 7.625%, 8/15/20

 1,155,600

 $

 5,558,525

 Managed Health Care - 0.2%

 1,000,000

 BB/Ba2

 WellCare Health Plans, Inc., 5.75%, 11/15/20

 $

 1,067,500

 Health Care Technology - 0.0% +

 100,000

 B/B3

 MedAssets, Inc., 8.0%, 11/15/18

 $

 106,250

 Total Health Care Equipment & Services

 $

 7,956,975

 Pharmaceuticals, Biotechnology & Life Sciences - 0.5%

 Biotechnology - 0.1%

 250,000

 B-/Caa2

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

 $

 248,750

 40,000

 BBB-/Baa3

 Warner Chilcott Co. LLC, 7.75%, 9/15/18

 42,500

 $

 291,250

 Pharmaceuticals - 0.4%

 390,000

 B/B1

 Endo Finance LLC, 5.75%, 1/15/22 (144A)

 $

 402,675

 660,000

 BB+/Ba1

 Forest Laboratories, Inc., 5.0%, 12/15/21 (144A)

 705,375

 100,000

 CCC+/Caa1

 Par Pharmaceutical Companies, Inc., 7.375%, 10/15/20

 108,500

 695,000

 B/B2

 Salix Pharmaceuticals, Ltd., 6.0%, 1/15/21 (144A)

 745,388

 300,000

 B/B1

 Valeant Pharmaceuticals International, 6.375%, 10/15/20 (144A)

 322,500

 $

 2,284,438

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 2,575,688

 Banks - 0.2%

 Diversified Banks - 0.1%

 250,000

 BB-/B1

 CorpGroup Banking SA, 6.75%, 3/15/23 (144A)

 $

 245,643

 Regional Banks - 0.0% +

 210,000

 4.85

 BBB/Baa3

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 $

 197,662

 30,000

 6.75

 BBB/Baa3

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 33,075

 $

 230,737

 Thrifts & Mortgage Finance - 0.1%

 400,000

 B+/Ba3

 Provident Funding Associates LP, 6.75%, 6/15/21 (144A)

 $

 409,000

 Total Banks

 $

 885,380

 Diversified Financials - 1.3%

 Other Diversified Financial Services - 0.3%

 100,000

 7.12

 AA-/Baa1

 General Electric Capital Corp., Floating Rate Note (Perpetual)

 $

 115,000

 540,000

 6.75

 BBB/Ba1

 JPMorgan Chase & Co., Floating Rate Note, 8/29/49

 572,400

 325,000

 B/B3

 Summit Midstream Holdings LLC, 7.5%, 7/1/21

 349,375

 300,000

 5.65

 BB/Ba1

 Voya Financial, Inc., Floating Rate Note, 5/15/53

 299,970

 $

 1,336,745

 Specialized Finance - 0.3%

 100,000

 BBB-/NR

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 $

 105,750

 455,000

 B+/B2

 Nationstar Mortgage LLC, 6.5%, 6/1/22

 429,975

 655,000

 B+/B2

 Nationstar Mortgage LLC, 6.5%, 7/1/21

 624,706

 100,000

 B+/B2

 Nationstar Mortgage LLC, 6.5%, 8/1/18

 100,750

 450,000

 B/B1

 Oxford Finance LLC, 7.25%, 1/15/18 (144A)

 478,125

 $

 1,739,306

 Consumer Finance - 0.3%

 200,000

 B/B1

 Jefferies Finance LLC, 7.375%, 4/1/20 (144A)

 $

 209,500

 1,290,000

 B/B3

 TMX Finance LLC, 8.5%, 9/15/18 (144A)

 1,373,850

 $

 1,583,350

 Asset Management & Custody Banks - 0.4%

 1,800,000

 BB/NR

 JBS Investment Management, Ltd., 7.25%, 4/3/24

 $

 1,824,750

 400,000

 4.50

 BBB/Baa2

 The Bank of New York Mellon Corp., Floating Rate Note (Perpetual)

 366,700

 $

 2,191,450

 Diversified Capital Markets - 0.0% +

 200,000

 7.50

 BB/NR

 Credit Suisse Group AG, Floating Rate Note (Perpetual) (144A)

 $

 217,250

 Total Diversified Financials

 $

 7,068,101

 Insurance - 0.9%

 Insurance Brokers - 0.1%

 200,000

 CCC+/Caa2

 USI, Inc. New York, 7.75%, 1/15/21 (144A)

 $

 206,500

 Reinsurance - 0.8%

 250,000

 4.30

 BB+/NR

 Blue Danube II, Ltd., Floating Rate Note, 5/23/16 (Cat Bond) (144A)

 $

 253,900

 250,000

 5.29

 BB-/NR

 Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)

 253,700

 250,000

 6.89

 NR/NR

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 261,875

 250,000

 6.70

 BB/NR

 East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)

 258,275

 250,000

 6.68

 BB-/NR

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/4/16 (Cat Bond) (144A)

 251,875

 250,000

 7.43

 NR/NR

 Galileo Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond) (144A)

 259,425

 250,000

 12.02

 NR/NR

 Loma Reinsurance, Ltd., Bermuda, Floating Rate Note, 1/8/18 (Cat Bond) (144A)

 257,300

 250,000

 8.55

 B+/NR

 Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)

 265,200

 250,000

 11.78

 B-/NR

 Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 11/10/16 (Cat Bond) (144A)

 265,425

 250,000

 8.03

 NR/NR

 Mythen Re, Ltd., Series 2013-1 Class B, Floating Rate Note, 7/9/15 (Cat Bond) (144A)

 257,350

 250,000

 8.65

 B/NR

 Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)

 265,325

 250,000

 5.80

 BB/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 261,600

 250,000

 4.55

 BB+/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 258,800

 250,000

 10.05

 BB-/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 277,600

 250,000

 4.03

 BB/NR

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 252,300

 250,000

 16.30

 NR/NR

 Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)

 256,625

 250,000

 6.28

 NR/NR

 Tradewynd Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 250,700

 $

 4,407,275

 Total Insurance

 $

 4,613,775

 Real Estate - 0.9%

 Diversified REIT - 0.3%

 400,000

 B/Ba3

 CNL Lifestyle Properties, Inc., 7.25%, 4/15/19

 $

 420,000

 1,130,000

 BB/Ba1

 MPT Operating Partnership LP, 5.5%, 5/1/24

 1,152,600

 $

 1,572,600

 Diversified Real Estate Activities - 0.3%

 1,260,000

 B+/B1

 Alam Synergy Pte, Ltd., 9.0%, 1/29/19 (144A)

 $

 1,307,250

 Real Estate Development - 0.1%

 500,000

 B/Ba3

 The Howard Hughes Corp., 6.875%, 10/1/21 (144A)

 $

 537,500

 Real Estate Services - 0.2%

 1,210,000

 BB-/B2

 Kennedy-Wilson, Inc., 5.875%, 4/1/24

 $

 1,208,488

 Total Real Estate

 $

 4,625,838

 Software & Services - 1.5%

 Internet Software & Services - 0.3%

 515,000

 BB/Ba3

 Equinix, Inc., 5.375%, 4/1/23

 $

 524,012

 958,856

 NR/NR

 First Data Holdings, Inc., 14.5%, 9/24/19 (144A) (PIK)

 924,097

 325,000

 BB/B1

 j2 Global, Inc., 8.0%, 8/1/20

 353,438

 $

 1,801,547

 IT Consulting & Other Services - 0.4%

 2,100,000

 BB-/B3

 Entegris, Inc., 6.0%, 4/1/22 (144A)

 $

 2,126,250

 Data Processing & Outsourced Services - 0.6%

 1,700,000

 BB-/Ba2

 Audatex North America, Inc., 6.125%, 11/1/23 (144A)

 $

 1,816,875

 200,000

 CCC+/Caa2

 First Data Corp., 11.75%, 8/15/21

 213,000

 125,000

 B-/Caa1

 First Data Corp., 8.25%, 1/15/21 (144A)

 134,688

 1,290,000

 BB-/Ba3

 NeuStar, Inc., 4.5%, 1/15/23

 1,122,300

 $

 3,286,863

 Application Software - 0.1%

 315,000

 BB/B2

 ACI Worldwide, Inc., 6.375%, 8/15/20 (144A)

 $

 331,538

 Home Entertainment Software - 0.1%

 220,000

 BB+/Ba2

 Activision Blizzard, Inc., 6.125%, 9/15/23 (144A)

 $

 239,250

 Total Software & Services

 $

 7,785,448

 Technology Hardware & Equipment - 0.7%

 Communications Equipment - 0.1%

 390,000

 BB+/Ba3

 Brocade Communications Systems, Inc., 4.625%, 1/15/23

 $

 373,425

 105,000

 CCC+/Caa1

 CPI International, Inc., 8.0%, 2/15/18

 109,988

 $

 483,413

 Computer Hardware - 0.1%

 265,000

 BB/Ba3

 NCR Corp., 6.375%, 12/15/23 (144A)

 $

 283,550

 Electronic Equipment Manufacturers - 0.4%

 2,250,000

 B+/B1

 Viasystems, Inc., 7.875%, 5/1/19 (144A)

 $

 2,396,250

 Electronic Components - 0.1%

 410,000

 B+/Ba2

 Belden, Inc., 5.5%, 9/1/22 (144A)

 $

 417,175

 Total Technology Hardware & Equipment

 $

 3,580,388

 Semiconductors & Semiconductor Equipment - 0.3%

 Semiconductor Equipment - 0.0% +

 150,000

 BB/B2

 Amkor Technology, Inc., 6.375%, 10/1/22

 $

 157,875

 Semiconductors - 0.3%

 1,000,000

 B/B2

 Advanced Micro Devices, Inc., 6.75%, 3/1/19 (144A)

 $

 1,037,500

 100,000

 B/B2

 Advanced Micro Devices, Inc., 7.5%, 8/15/22

 104,000

 375,000

 BB-/Ba3

 Micron Technology, Inc., 5.875%, 2/15/22 (144A)

 395,625

 $

 1,537,125

 Total Semiconductors & Semiconductor Equipment

 $

 1,695,000

 Telecommunication Services - 2.2%

 Integrated Telecommunication Services - 1.6%

 200,000

 BB/Ba2

 CenturyLink, Inc., 5.8%, 3/15/22

 $

 205,000

 700,000

 BB/Ba2

 CenturyLink, Inc., 6.45%, 6/15/21

 754,250

 100,000

 BB/Ba2

 CenturyLink, Inc., 6.75%, 12/1/23

 107,250

 277,000

 CCC+/Caa1

 Cincinnati Bell, Inc., 8.75%, 3/15/18

 290,850

 200,000

 BB-/Ba2

 Frontier Communications Corp., 7.125%, 1/15/23

 206,500

 100,000

 BB-/Ba2

 Frontier Communications Corp., 7.625%, 4/15/24

 103,750

 317,000

 BB-/Ba2

 Frontier Communications Corp., 8.5%, 4/15/20

 369,107

 160,000

 BB-/Ba2

 Frontier Communications Corp., 8.75%, 4/15/22

 182,400

 800,000

 BB-/Ba2

 Frontier Communications Corp., 9.25%, 7/1/21

 946,000

 1,200,000

 B+/B3

 GCI, Inc., 6.75%, 6/1/21

 1,213,500

 300,000

 B+/B3

 GCI, Inc., 8.625%, 11/15/19

 320,625

 750,000

 BB-/Ba3

 MasTec, Inc., 4.875%, 3/15/23

 723,750

 1,510,000

 B/B1

 Windstream Corp., 6.375%, 8/1/23

 1,468,475

 770,000

 B/B1

 Windstream Corp., 7.5%, 6/1/22

 821,975

 590,000

 B/B1

 Windstream Corp., 7.75%, 10/1/21

 638,675

 $

 8,352,107

 Wireless Telecommunication Services - 0.6%

 500,000

 BB-/B1

 Altice Financing SA, 6.5%, 1/15/22 (144A)

 $

 523,750

 200,000

 B-/B3

 Altice Finco SA, 8.125%, 1/15/24 (144A)

 216,000

 100,000

 BB/Ba3

 MetroPCS Wireless, Inc., 6.625%, 11/15/20

 106,750

 1,375,000

 BB-/B1

 Sprint Corp., 7.125%, 6/15/24 (144A)

 1,443,750

 200,000

 BB-/B1

 Sprint Corp., 7.25%, 9/15/21 (144A)

 218,000

 170,000

 BB/Ba3

 T-Mobile USA, Inc., 6.125%, 1/15/22

 178,712

 215,000

 BB/Ba3

 T-Mobile USA, Inc., 6.5%, 1/15/24

 225,481

 335,000

 BB/Ba3

 T-Mobile USA, Inc., 6.836%, 4/28/23

 360,544

 100,000

 NR/NR

 Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)

 96,157

 100,000

 NR/NR

 WCP Issuer llc, 6.657%, 8/15/20 (144A)

 104,124

 $

 3,473,268

 Total Telecommunication Services

 $

 11,825,375

 Utilities - 1.4%

 Gas Utilities - 0.4%

 1,150,000

 NR/Ba2

 AmeriGas Finance LLC, 7.0%, 5/20/22

 $

 1,265,000

 350,000

 B/B2

 Ferrellgas LP, 6.5%, 5/1/21

 367,500

 105,000

 B/B2

 Ferrellgas LP, 6.75%, 1/15/22 (144A)

 110,512

 549,000

 B-/B2

 Star Gas Partners LP, 8.875%, 12/1/17

 581,940

 $

 2,324,952

 Independent Power Producers & Energy Traders - 1.0%

 175,000

 BB-/Ba3

 AES Corp. Virginia, 4.875%, 5/15/23

 $

 167,562

 165,000

 BB-/B1

 Calpine Corp., 5.875%, 1/15/24 (144A)

 169,331

 185,000

 BB-/B1

 Calpine Corp., 6.0%, 1/15/22 (144A)

 196,562

 2,825,000

 BB-/B1

 NRG Energy, Inc., 6.25%, 5/1/24 (144A)

 2,835,594

 600,000

 BB-/B1

 NRG Energy, Inc., 6.25%, 7/15/22 (144A)

 620,250

 635,000

 BB-/B1

 NRG Energy, Inc., 6.625%, 3/15/23

 663,575

 75,000

 BB-/B1

 NRG Energy, Inc., 7.625%, 1/15/18

 84,938

 300,000

 BB+/Ba1

 NSG Holdings LLC, 7.75%, 12/15/25 (144A)

 321,000

 $

 5,058,812

 Total Utilities

 $

 7,383,764

 TOTAL CORPORATE BONDS

 (Cost $186,319,877)

 $

 189,732,013

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.6%

 9,500,000

 NR/NR

 Fannie Mae, 3.5%, 4/1/44

 $

 9,650,947

 9,500,000

 AA+/Aaa

 Fannie Mae, 3.5%, 4/10/14

 9,648,694

 10,000,000

 AAA/Aaa

 Fannie Mae, 4.0%, 5/12/14

 10,476,953

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $29,581,749)

 $

 29,776,594

 FOREIGN GOVERNMENT BONDS - 1.8%

 842,000

 BB+/Baa3

 Indonesia Government International Bond, 6.625%, 2/17/37 (144A)

 $

 908,308

 IDR

 ##########

 NR/Baa3

 Indonesia Treasury Bond, 6.125%, 5/15/28

 3,552,476

 IDR

 ##########

 BB+/Baa3

 Indonesia Treasury Bond, 9.0%, 3/15/29

 5,146,090

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $8,773,888)

 $

 9,606,874

 SENIOR FLOATING RATE LOAN INTERESTS - 1.1% **

 Energy - 0.1%

 Oil & Gas Exploration & Production - 0.1%

 364,000

 8.38

 B-/B2

 Fieldwood Energy LLC, 9/30/20

 $

 376,376

 Total Energy

 $

 376,376

 Capital Goods - 0.1%

 Electrical Components & Equipment - 0.1%

 232,519

 0.00

 NR/NR

 Pelican Products, Inc., 4/8/20

 $

 234,844

 Industrial Conglomerates - 0.0% +

 200,000

 8.25

 B-/Caa1

 Filtration Group Corp., Initial Term Loan (Second Lien), 11/15/21

 $

 204,625

 Total Capital Goods

 $

 439,469

 Commercial Services & Supplies - 0.0% +

 Security & Alarm Services - 0.0% +

 58,805

 4.25

 B/Ba3

 Monitronics International, Inc., Term B Loan, 3/23/18

 $

 58,934

 Total Commercial Services & Supplies

 $

 58,934

 Automobiles & Components - 0.0% +

 Auto Parts & Equipment - 0.0% +

 121,623

 4.25

 NR/B1

 Metaldyne LLC, Tranche B Term Loan, 12/18/18

 $

 122,018

 Total Automobiles & Components

 $

 122,018

 Consumer Durables & Apparel - 0.1%

 Leisure Products - 0.0% +

 113,143

 4.00

 B+/B1

 Bombardier Recreational Products, Inc., 1/30/19

 $

 112,872

 Apparel, Accessories & Luxury Goods - 0.1%

 148,125

 5.75

 B/B2

 Renfro Corp., Tranche B Term Loan, 1/23/19

 $

 147,755

 Total Consumer Durables & Apparel

 $

 260,627

 Media - 0.2%

 Broadcasting - 0.0% +

 148,500

 0.00

 B/B2

 NEP, 1/22/20

 $

 148,407

 59,361

 4.00

 B+/NR

 Univision Communications, Inc., 3/1/20

 59,143

 $

 207,550

 Publishing - 0.2%

 897,750

 6.25

 B+/NR

 McGraw-Hill School Education Holdings llc, Term B Loan, 12/18/19

 $

 905,792

 Total Media

 $

 1,113,342

 Retailing - 0.2%

 Distributors - 0.2%

 1,145,000

 0.00

 NR/NR

 Industrial Packaging Group, Term Loan, 3/10/15

 $

 1,145,000

 Total Retailing

 $

 1,145,000

 Food & Staples Retailing - 0.1%

 Food Distributors - 0.1%

 700,000

 8.25

 CCC+/Caa1

 Del Monte Foods Consumer Products,Term Loan (Second Lien), 5/26/21

 $

 694,312

 Total Food & Staples Retailing

 $

 694,312

 Food, Beverage & Tobacco - 0.2%

 Packaged Foods & Meats - 0.2%

 200,000

 6.75

 B-/NR

 Hostess Brands, Inc., Term B Loan, 2/25/20

 $

 208,000

 Total Food, Beverage & Tobacco

 $

 208,000

 Health Care Equipment & Services - 0.1%

 Health Care Services - 0.1%

 198,992

 6.75

 B+/B1

 Ardent Medical Services, Inc., 1st Lien Term Loan, 5/2/18

 $

 197,003

 44,551

 6.50

 NR/B1

 BioScrip, Inc., 7/31/20

 44,867

 89,103

 6.50

 BB-/B1

 BioScrip, Inc., 7/31/20

 89,660

 $

 331,530

 Total Health Care Equipment & Services

 $

 331,530

 Banks - 0.0% +

 Thrifts & Mortgage Finance - 0.0% +

 148,500

 5.00

 B+/B1

 Ocwen Financial Corp., Initial Term Loan, 1/15/18

 $

 149,358

 Total Banks

 $

 149,358

 Software & Services - 0.0% +

 Application Software - 0.0% +

 95,549

 4.25

 B+/B1

 Vertafore, Inc., 10/3/19

 $

 95,628

 Total Software & Services

 $

 95,628

 Telecommunication Services - 0.0% +

 Integrated Telecommunication Services - 0.0% +

 122,255

 3.25

 BB/B1

 West Corp., B-10 Term Loan (First Lien), 6/30/18

 $

 120,908

 Total Telecommunication Services

 $

 120,908

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $5,061,339)

 $

 5,115,502

 Shares

 MUTUAL FUNDS - 1.7%

 Diversified Financials - 1.7%

 Other Diversified Financial Services - 0.6%

 51,627

 SPDR S&P Euro Dividend Aristocrats UCITS ETF

 $

 1,437,171

 78,944

 SPDR S&P UK Dividend Aristocrats UCITS ETF

 1,758,575

 $

 3,195,746

 Asset Management & Custody Banks - 1.1%

 308,398

 BlackRock MuniVest Fund, Inc.

 $

 2,972,957

 222,589

 BlackRock MuniYield Fund, Inc.

 3,147,408

 $

 6,120,365

 Total Diversified Financials

 $

 9,316,111

 TOTAL MUTUAL FUNDS

 (Cost $8,910,434)

 $

 9,316,111

 TOTAL INVESTMENT IN SECURITIES - 98.7%

 (Cost $508,500,867) (a)

 $

 526,262,734

 OTHER ASSETS & LIABILITIES - 1.3%

 $

 7,696,376

 TOTAL NET ASSETS - 100.0%

 $

 533,959,110

 *

 Non-income producing security.

 +

 Amount rounds to less than 0.1%.

 NR

 Not rated by either S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At April 30, 2014, the value of these securities amounted to $111,501,351 or 20.9% of total net assets.

 PIK

 Represents a pay-in-kind security.

 REIT

 Real Estate Investment Trust

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 (Cat Bond)

 Catastrophe Bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 (Perpetual)

 Security with no stated maturity date.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At April 30, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $508,627,376 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 24,024,916

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (6,389,558)

 Net unrealized appreciation

 $

 17,635,358

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at period end

 (c)

 Security represents the interest only portion payments on a pool of underlying mortgages or mortgage-backed securities.

 (d)

 Security issued with a zero coupon.  Income is earned through accrection of discount.

 (e)

 Security is in default and is non-income producing.

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 IDR

 Indonesian Rupiah

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
1,164,950

-

$
1,164,950

 Preferred Stocks

-

-

-

-

  Transportation

   Air Freight & Logistics

-

61,416

-

61,416

  Banks

   Regional Banks

398,400

102,719

-

501,119

  Insurance

   Reinsurance

-

-

506,953

506,953

 All Other Preferred Stocks

2,064,550

-

-

2,064,550

 Convertible Preferred Stocks

-

478,562

-

478,562

 Common Stocks

-

-

-

-

  Energy

   Integrated Oil & Gas

3,347,591

17,952,948

-

21,300,539

  Materials

   Commodity Chemicals

7,629,492

-

-

7,629,492

   Diversified Chemicals

605,686

-

-

605,686

  Transportation

   Airlines

5,121,237

-

-

5,121,237

  Consumer Services

   Restaurants

922,355

-

-

922,355

  Retailing

   Department Stores

1,575,075

-

-

1,575,075

  Food, Beverage & Tobacco

   Packaged Foods & Meats

1,618,349

-

-

1,618,349

   Tobacco

4,014,415

-

-

4,014,415

  Household & Personal Products

   Household Products

843,691

-

-

843,691

   Personal Products

2,398,677

-

-

2,398,677

  Health Care Equipment & Services

   Health Care Equipment

1,037,195

-

-

1,037,195

   Health Care Distributors

1,534,503

-

-

1,534,503

  Pharmaceuticals, Biotechnology & Life Sciences

   Pharmaceuticals

19,708,744

21,018,786

-

40,727,530

  Banks

   Regional Banks

3,185,788

-

-

3,185,788

  Diversified Financials

   Other Diversified Financial Services

923,904

-

-

923,904

   Asset Management & Custody Banks

26,722,285

-

-

26,722,285

  Software & Services

   Systems Software

13,129,273

-

-

13,129,273

  Technology Hardware & Equipment

   Computer Hardware

16,582,122

-

-

16,582,122

  Telecommunication Services

   Integrated Telecommunication Services

6,572,405

18,589,127

-

25,161,532

  Utilities

   Electric Utilities

5,349,373

-

-

5,349,373

   Multi-Utilities

4,367,307

-

-

4,367,307

  All Other Common Stocks

-

83,301,486

-

83,301,486

 Asset Backed Securities

-

2,534,561

-

2,534,561

 Collateralized Mortgage Obligations

-

7,351,715

-

7,351,715

 Corporate Bonds

-

189,732,013

-

189,732,013

 U.S. Government And Agency Obligations

-

29,776,594

-

29,776,594

 Foreign Government Bonds

-

9,606,874

-

9,606,874

 Senior Floating Rate Loan Interests

-

5,115,502

-

5,115,502

 Mutual Funds

-

-

-

-

  Diversified Financials

-

   Other Diversified Financial Services

-

3,195,746

-

3,195,746

   Asset Management & Custody Banks

6,120,365

-

-

6,120,365

 Total

$
135,772,782

$
389,982,999

$
506,953

$
526,262,734

 Other Financial Instruments

 Net unrealized appreciation on futures contracts

$
(243,906
)

$
-

-

$
(243,906
)

 Total Other Financial Instruments

$
(243,906
)

$
-

-

$
(243,906
)

 The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Corporate Bonds

 Preferred

 Stocks

 Total

 Balance as of 7/31/13

$
-

$
282,556

$
282,556

 Realized gain (loss)

-

-

-

 Change in unrealized appreciation (depreciation)

-

119,121

119,121

 Purchases

-

187,778

187,778

 Sales

-

(82,502
)

(82,502
)

 Transfers in to Level 3*

-

-

-

 Transfers out of Level 3*

-

-

-

 Balance as of 4/30/14

$
-

$
506,953

$
506,953

*

 Transfers are calculated on the beginning of period values. During the period ended April 30, 2014, there were no transters between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 4/30/14

$
119,121

 Pioneer Government Income Fund

 Schedule of Investments 4/30/2014 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 ASSET BACKED SECURITIES - 6.0%

 2,000,000

 0.98

 AAA/Aa1

 SLM Student Loan Trust 2004-10, Floating Rate Note, 4/27/26 (144A)

 $

 2,023,562

 342,782

 AA+/Aaa

 Small Business Administration Participation Certificates, 4.2%, 9/1/29

 366,342

 710,032

 AA+/Aaa

 Small Business Administration Participation Certificates, 4.625%, 2/1/25

 753,442

 815,832

 AA+/Aaa

 Small Business Administration Participation Certificates, 4.84%, 5/1/25

 877,517

 768,444

 AA+/Aaa

 Small Business Administration Participation Certificates, 5.37%, 4/1/28

 850,094

 510,690

 AA+/Aaa

 Small Business Administration Participation Certificates, 5.63%, 10/1/28

 570,567

 173,010

 AA+/Aaa

 Small Business Administration Participation Certificates, 5.72%, 1/1/29

 192,872

 932,378

 AA+/Aaa

 Small Business Administration Participation Certificates, 6.02%, 8/1/28

 1,058,462

 234,254

 AA+/NR

 Small Business Administration Participation Certificates, 6.14%, 1/1/22

 255,046

 545,596

 AA+/Aaa

 Small Business Administration Participation Certificates, 6.22%, 12/1/28

 625,981

 TOTAL ASSET BACKED SECURITIES

 (Cost $7,092,293)

 $

 7,573,885

 COLLATERALIZED MORTGAGE OBLIGATIONS - 15.4%

 43,395

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, 5.0%, 6/15/34

 $

 43,951

 197,501

 0.56

 AA+/NR

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/20

 198,823

 1,150,027

 3.33

 AA+/Aaa

 Federal National Mortgage Association 2004-T2, Floating Rate Note, 7/25/43

 1,193,566

 1,923,441

 AA+/Aaa

 Federal National Mortgage Association REMICS, 3.0%, 6/25/23

 1,995,767

 141,794

 AA+/Aaa

 Federal National Mortgage Association REMICS, 4.5%, 6/25/29

 153,515

 3,664,293

 AA+/NR

 Federal National Mortgage Association, 4.92%, 7/25/20

 3,663,076

 1,496,210

 AA+/Aaa

 Government National Mortgage Association REMICS, 2.1%, 2/16/48

 1,493,248

 974,922

 AA+/Aaa

 Government National Mortgage Association REMICS, 3.25%, 4/16/27

 1,000,129

 118,096

 AA+/Aaa

 Government National Mortgage Association, 5.25%, 8/16/35

 131,870

 530,450

 AA+/Aaa

 Government National Mortgage Association, 6.0%, 6/16/32

 595,855

 2,000,000

 4.75

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 1/16/50

 2,154,474

 221,341

 0.60

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 12/16/29

 222,634

 2,152,266

 5.14

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 12/16/36

 2,245,977

 27,962

 5.12

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 12/16/46

 27,969

 1,742,933

 1.03

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 2/16/53 (c)

 137,854

 1,451,021

 1.05

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 3/16/53 (c)

 110,270

 127,357

 5.78

 AA+/Aa1

 Government National Mortgage Association, Floating Rate Note, 6/16/32

 130,044

 1,927,819

 1.07

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 9/16/52 (c)

 157,528

 1,451,557

 2.75

 AA+/Aaa

 La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)

 1,516,877

 698,627

 AA+/Aaa

 Vendee Mortgage Trust 2008-1, 5.25%, 1/15/32

 781,329

 1,450,562

 AA+/Aaa

 Vendee Mortgage Trust 2010-1, 4.25%, 2/15/35

 1,566,372

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $19,271,175)

 $

 19,521,128

 CORPORATE BONDS - 0.6%

 Diversified Financials - 0.2%

 Investment Banking & Brokerage - 0.2%

 250,000

 NR/Aa1

 North American Development Bank, 2.3%, 10/10/18

 $

 247,858

 Total Diversified Financials

 $

 247,858

 Government - 0.4%

 Government - 0.4%

 564,621

 AA+/Aaa

 Helios Leasing I LLC, 2.018%, 5/29/24

 $

 553,797

 Total Government

 $

 553,797

 TOTAL CORPORATE BONDS

 (Cost $814,181)

 $

 801,655

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 68.5%

 1,348,800

 AAA/Aaa

 Fannie Mae, 3.763%, 12/1/20

 $

 1,444,442

 2,730,408

 AAA/Aaa

 Fannie Mae, 4.0%, 10/1/41

 2,862,961

 715,239

 AAA/Aaa

 Fannie Mae, 4.0%, 4/1/25

 760,865

 3,828,276

 AA+/Aaa

 Fannie Mae, 4.0%, 4/1/39

 4,012,247

 2,241,426

 AA+/Aaa

 Fannie Mae, 4.0%, 4/1/41

 2,348,776

 1,000,000

 AAA/Aaa

 Fannie Mae, 4.0%, 5/12/14

 1,047,695

 107,567

 AA+/Aaa

 Fannie Mae, 4.0%, 9/1/20

 114,056

 29,227

 AA+/Aaa

 Fannie Mae, 4.5%, 11/1/20

 31,019

 4,972,998

 AA+/Aaa

 Fannie Mae, 4.5%, 12/1/43

 5,375,636

 1,906,150

 AAA/Aaa

 Fannie Mae, 4.639%, 11/1/14

 1,910,931

 933,930

 AAA/Aaa

 Fannie Mae, 4.987%, 6/1/15

 959,427

 147,466

 AA+/Aaa

 Fannie Mae, 5.0%, 1/1/20

 158,850

 301,457

 AA+/Aaa

 Fannie Mae, 5.0%, 10/1/34

 330,149

 1,914,037

 AAA/Aaa

 Fannie Mae, 5.0%, 2/1/39

 2,107,473

 147,555

 AA+/Aaa

 Fannie Mae, 5.0%, 3/1/23

 160,226

 338,706

 AA+/Aaa

 Fannie Mae, 5.0%, 7/1/34

 370,971

 164,824

 AA+/Aaa

 Fannie Mae, 5.0%, 8/1/18

 174,963

 235,053

 AAA/Aaa

 Fannie Mae, 5.5%, 2/1/25

 259,798

 68,821

 AAA/Aaa

 Fannie Mae, 5.72%, 11/1/28

 77,235

 53,904

 AAA/Aaa

 Fannie Mae, 5.72%, 6/1/29

 60,528

 65,242

 AA+/Aaa

 Fannie Mae, 5.75%, 3/1/33

 73,501

 34,967

 AAA/Aaa

 Fannie Mae, 5.9%, 11/1/27

 39,337

 33,605

 AAA/Aaa

 Fannie Mae, 5.9%, 2/1/28

 37,798

 95,323

 AAA/Aaa

 Fannie Mae, 5.9%, 4/1/28

 107,213

 392,194

 AA+/Aaa

 Fannie Mae, 6.0%, 11/1/34

 441,786

 80,501

 AA+/Aaa

 Fannie Mae, 6.0%, 11/1/34

 89,876

 81,589

 AA+/Aaa

 Fannie Mae, 6.0%, 12/1/37

 91,075

 122,149

 AA+/Aaa

 Fannie Mae, 6.5%, 11/1/47

 133,608

 150,284

 AA+/Aaa

 Fannie Mae, 6.5%, 7/1/32

 172,566

 127,611

 AAA/Aaa

 Fannie Mae, 7.0%, 10/1/19

 139,052

 6,843

 AA+/Aaa

 Fannie Mae, 7.5%, 4/1/15

 6,969

 5,245

 AA+/Aaa

 Fannie Mae, 7.5%, 6/1/15

 5,351

 8,112

 AA+/Aaa

 Fannie Mae, 8.0%, 7/1/15

 8,309

 966,100

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 4.0%, 6/1/42

 1,011,789

 167,032

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/38

 182,477

 155,098

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 169,456

 30,626

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 1/1/34

 34,020

 134,345

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/33

 151,671

 213,360

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/38

 237,117

 84,271

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 11/1/33

 95,169

 13,207

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/16

 13,631

 12,388

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/16

 12,817

 117,876

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 7/1/36

 132,909

 30,512

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 7/1/36

 34,282

 227,712

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 7/1/38

 254,569

 25,451

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 8/1/18

 28,295

 16,125

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 5/1/31

 18,368

 76,158

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 10/1/46

 84,934

 4,919

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 6/1/31

 4,936

 1,322,919

 AA+/Aaa

 Federal National Mortgage Association, 3.0%, 12/1/21

 1,381,674

 1,000,000

 AA+/Aaa

 Financing Corp. Fico, 4/6/18 (d)

 935,103

 2,000,000

 AA+/NR

 Financing Corp. Fico, 5/11/18 (d)

 1,864,830

 996,984

 AAA/Aaa

 Government National Mortgage Association I, 3.5%, 1/15/44

 1,027,781

 35,310

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 12/15/19

 37,429

 52,196

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 4/15/18

 54,730

 97,300

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 4/15/20

 103,655

 94,234

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 6/15/19

 99,403

 411,538

 AA+/Aaa

 Government National Mortgage Association I, 4.5%, 6/15/25

 438,408

 32,698

 AA+/Aaa

 Government National Mortgage Association I, 4.5%, 8/15/19

 34,393

 120,681

 AA+/Aaa

 Government National Mortgage Association I, 5.0%, 2/15/19

 128,478

 430,346

 AA+/Aaa

 Government National Mortgage Association I, 5.0%, 7/15/40

 473,986

 59,908

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 1/15/29

 66,550

 124,690

 AA+/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/19

 132,679

 100,061

 AA+/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/33

 112,110

 66,651

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/34

 74,686

 57,865

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 4/15/19

 61,487

 41,965

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 4/15/31

 46,625

 34,057

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 6/15/18

 36,173

 196,632

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/33

 220,641

 84,983

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 9/15/33

 96,036

 24,515

 AAA/Aaa

 Government National Mortgage Association I, 5.72%, 4/15/29

 27,206

 24,751

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/24

 27,778

 43,734

 AA+/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/33

 49,675

 89,165

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/33

 102,765

 9,382

 AA+/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/28

 10,584

 24,789

 AA+/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/32

 28,151

 78,284

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/32

 87,762

 125,478

 AA+/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/32

 140,638

 91,190

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/34

 102,193

 85,430

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/34

 96,949

 223,800

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/34

 256,207

 13,921

 AA+/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/32

 16,038

 12,578

 AA+/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/32

 14,490

 193,229

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/33

 219,478

 100,121

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/37

 112,214

 288,968

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/23

 325,194

 230,385

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 258,223

 458,470

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 521,685

 140,271

 AA+/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 158,852

 30,019

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 34,578

 138,461

 AA+/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 157,608

 282,877

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 321,977

 25,330

 AA+/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 28,765

 106,310

 AA+/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/29

 122,086

 129,637

 AA+/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/33

 148,511

 34,086

 AA+/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/33

 38,198

 213,920

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/33

 246,452

 117,014

 AA+/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/33

 132,911

 70,576

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/19

 78,988

 55,357

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/19

 61,955

 116,485

 AA+/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 130,550

 60,481

 AA+/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 68,697

 48,289

 AA+/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 54,121

 286,910

 AA+/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/34

 329,541

 77,902

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/28

 89,406

 29,473

 AA+/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/33

 33,467

 50,837

 AA+/Aaa

 Government National Mortgage Association I, 6.0%, 5/15/33

 57,742

 121,700

 AA+/Aaa

 Government National Mortgage Association I, 6.0%, 6/15/31

 136,417

 104,492

 AA+/Aaa

 Government National Mortgage Association I, 6.0%, 6/15/34

 120,314

 62,888

 AA+/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/34

 72,410

 217,852

 AA+/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/34

 247,631

 220,917

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/38

 247,275

 382,673

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/32

 435,609

 115,863

 AA+/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/32

 131,558

 36,558

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/33

 41,511

 44,492

 AA+/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/34

 51,202

 190,557

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/35

 219,385

 572

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/15

 573

 57,891

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/32

 65,408

 4,883

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/32

 5,517

 47,032

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/24

 53,403

 32,081

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/28

 37,096

 8,347

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/28

 9,430

 2,593

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/31

 2,929

 139,037

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 11/15/31

 157,214

 34,032

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 12/15/31

 38,480

 32,089

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/28

 36,247

 35,495

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/29

 41,041

 56,285

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/32

 63,632

 40,863

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/32

 46,289

 29,805

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/32

 33,797

 10,817

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/32

 12,225

 23,910

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/32

 27,407

 28,229

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/29

 31,895

 98,614

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/29

 111,459

 110,770

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/32

 125,207

 22,527

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/17

 23,566

 19,123

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/28

 21,605

 86,358

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/28

 97,539

 118,313

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/32

 137,436

 12,711

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/32

 14,360

 27,757

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/32

 31,525

 56,035

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/33

 63,329

 8,353

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/29

 9,437

 43,016

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/31

 48,600

 21,969

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/32

 25,641

 9,393

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/32

 10,614

 46,947

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/32

 53,064

 18,707

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/32

 21,140

 16,257

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/17

 16,306

 15,040

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/28

 17,261

 29,510

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/29

 33,356

 10,482

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/31

 11,845

 23,036

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/32

 26,041

 18,134

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/32

 20,502

 48,330

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/31

 54,626

 15,319

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/32

 17,318

 9,746

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/32

 11,018

 13,555

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/28

 15,310

 18,308

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/31

 20,689

 43,522

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/32

 49,196

 67,488

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/32

 78,775

 31,007

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 9/15/31

 35,038

 26,011

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 9/15/32

 30,459

 53,473

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 9/15/32

 60,454

 67,378

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 9/15/32

 76,159

 107,713

 AA+/Aaa

 Government National Mortgage Association I, 6.75%, 4/15/26

 121,725

 24,324

 AA+/Aaa

 Government National Mortgage Association I, 7.0%, 1/15/28

 27,210

 150,409

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 1/15/31

 163,372

 7,144

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 10/15/16

 7,168

 16,727

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 11/15/26

 19,187

 73,391

 AA+/Aaa

 Government National Mortgage Association I, 7.0%, 11/15/29

 82,487

 19,368

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 11/15/31

 21,749

 34,681

 AA+/Aaa

 Government National Mortgage Association I, 7.0%, 12/15/30

 36,002

 43,226

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 12/15/30

 44,565

 59,320

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 12/15/30

 69,923

 29,576

 AA+/Aaa

 Government National Mortgage Association I, 7.0%, 2/15/28

 33,010

 28,769

 AA+/Aaa

 Government National Mortgage Association I, 7.0%, 3/15/28

 32,113

 62,529

 AA+/Aaa

 Government National Mortgage Association I, 7.0%, 3/15/32

 70,137

 36,095

 AA+/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/28

 40,259

 46,953

 AA+/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/29

 52,468

 25,888

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/31

 29,030

 50,407

 AA+/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/32

 56,673

 72,803

 AA+/Aaa

 Government National Mortgage Association I, 7.0%, 5/15/29

 81,291

 12,306

 AA+/Aaa

 Government National Mortgage Association I, 7.0%, 5/15/31

 13,458

 35,890

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 6/15/27

 41,781

 5,822

 AA+/Aaa

 Government National Mortgage Association I, 7.0%, 6/15/29

 5,893

 52,527

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 7/15/25

 59,438

 7,254

 AA+/Aaa

 Government National Mortgage Association I, 7.0%, 7/15/28

 7,344

 41,328

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 7/15/28

 48,765

 22,623

 AA+/Aaa

 Government National Mortgage Association I, 7.0%, 7/15/29

 26,656

 36,627

 AA+/Aaa

 Government National Mortgage Association I, 7.0%, 8/15/23

 40,344

 110,079

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 9/15/24

 127,605

 55,623

 AA+/Aaa

 Government National Mortgage Association I, 7.0%, 9/15/31

 62,426

 57,296

 AA+/Aaa

 Government National Mortgage Association I, 7.5%, 10/15/23

 65,632

 73,352

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 10/15/27

 83,739

 14,801

 AA+/Aaa

 Government National Mortgage Association I, 7.5%, 10/15/29

 16,764

 16,510

 AA+/Aaa

 Government National Mortgage Association I, 7.5%, 11/15/30

 17,003

 4,925

 AA+/Aaa

 Government National Mortgage Association I, 7.5%, 12/15/25

 5,161

 34,339

 AA+/Aaa

 Government National Mortgage Association I, 7.5%, 2/15/27

 38,927

 17,590

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 2/15/31

 18,564

 11,882

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 3/15/23

 13,112

 51,568

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 3/15/27

 61,005

 10,843

 AA+/Aaa

 Government National Mortgage Association I, 7.5%, 3/15/31

 11,774

 30,636

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 4/15/23

 31,192

 1,922

 AA+/Aaa

 Government National Mortgage Association I, 7.5%, 6/15/24

 2,011

 18,726

 AA+/Aaa

 Government National Mortgage Association I, 7.5%, 6/15/29

 21,236

 12,435

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 8/15/25

 12,852

 1,295

 AA+/Aaa

 Government National Mortgage Association I, 7.5%, 8/15/29

 1,316

 3,141

 AA+/Aaa

 Government National Mortgage Association I, 7.5%, 8/15/29

 3,243

 10,342

 AA+/Aaa

 Government National Mortgage Association I, 7.5%, 9/15/25

 11,652

 5,502

 AA+/Aaa

 Government National Mortgage Association I, 7.5%, 9/15/25

 5,523

 108,956

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 9/15/29

 123,462

 60,744

 AAA/Aaa

 Government National Mortgage Association I, 8.25%, 5/15/20

 68,954

 2,452

 AAA/Aaa

 Government National Mortgage Association I, 8.5%, 8/15/21

 2,478

 12,002

 AAA/Aaa

 Government National Mortgage Association I, 9.0%, 1/15/20

 12,400

 1,605

 AAA/Aaa

 Government National Mortgage Association I, 9.0%, 12/15/19

 1,798

 72

 AAA/Aaa

 Government National Mortgage Association I, 9.0%, 4/15/20

 73

 2,591

 AAA/Aaa

 Government National Mortgage Association I, 9.0%, 6/15/22

 2,734

 363

 AAA/Aaa

 Government National Mortgage Association I, 9.0%, 9/15/21

 407

 60,475

 AA+/Aaa

 Government National Mortgage Association II, 5.0%, 1/20/20

 64,663

 160,417

 AA+/Aaa

 Government National Mortgage Association II, 5.0%, 12/20/18

 170,846

 112,756

 AA+/Aaa

 Government National Mortgage Association II, 5.0%, 2/20/19

 120,051

 293,123

 AA+/Aaa

 Government National Mortgage Association II, 5.5%, 10/20/37

 325,934

 71,042

 AAA/Aaa

 Government National Mortgage Association II, 5.75%, 4/20/33

 79,544

 70,128

 AAA/Aaa

 Government National Mortgage Association II, 5.75%, 4/20/33

 78,388

 161,774

 AAA/Aaa

 Government National Mortgage Association II, 5.75%, 6/20/33

 181,136

 31,076

 AAA/Aaa

 Government National Mortgage Association II, 5.9%, 1/20/28

 34,728

 67,335

 AAA/Aaa

 Government National Mortgage Association II, 5.9%, 11/20/27

 74,293

 51,254

 AAA/Aaa

 Government National Mortgage Association II, 5.9%, 5/20/28

 56,926

 128,252

 AAA/Aaa

 Government National Mortgage Association II, 5.9%, 7/20/28

 140,431

 149,276

 AA+/Aaa

 Government National Mortgage Association II, 6.0%, 1/20/33

 168,359

 37,579

 AA+/Aaa

 Government National Mortgage Association II, 6.0%, 10/20/31

 42,424

 176,761

 AA+/Aaa

 Government National Mortgage Association II, 6.0%, 10/20/33

 203,579

 77,998

 AA+/Aaa

 Government National Mortgage Association II, 6.0%, 12/20/18

 82,029

 103,780

 AA+/Aaa

 Government National Mortgage Association II, 6.0%, 6/20/34

 119,495

 20,796

 AA+/Aaa

 Government National Mortgage Association II, 6.0%, 7/20/17

 21,660

 46,833

 AA+/Aaa

 Government National Mortgage Association II, 6.0%, 7/20/19

 49,614

 94,219

 AAA/Aaa

 Government National Mortgage Association II, 6.45%, 1/20/33

 106,254

 52,114

 AAA/Aaa

 Government National Mortgage Association II, 6.45%, 11/20/32

 58,813

 53,122

 AAA/Aaa

 Government National Mortgage Association II, 6.45%, 7/20/32

 59,909

 42,781

 AA+/Aaa

 Government National Mortgage Association II, 6.5%, 1/20/24

 48,265

 68,871

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 10/20/32

 80,184

 78,686

 AA+/Aaa

 Government National Mortgage Association II, 6.5%, 3/20/34

 89,430

 22,357

 AA+/Aaa

 Government National Mortgage Association II, 6.5%, 4/20/31

 25,577

 16,439

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 6/20/31

 18,969

 76,220

 AA+/Aaa

 Government National Mortgage Association II, 6.5%, 8/20/28

 87,936

 17,817

 AA+/Aaa

 Government National Mortgage Association II, 7.0%, 1/20/31

 20,919

 15,810

 AA+/Aaa

 Government National Mortgage Association II, 7.0%, 11/20/31

 18,767

 11,193

 AA+/Aaa

 Government National Mortgage Association II, 7.0%, 2/20/29

 13,209

 8,285

 AA+/Aaa

 Government National Mortgage Association II, 7.0%, 3/20/31

 9,792

 16,232

 AA+/Aaa

 Government National Mortgage Association II, 7.0%, 5/20/26

 18,849

 34,124

 AA+/Aaa

 Government National Mortgage Association II, 7.0%, 6/20/28

 39,969

 37,893

 AA+/Aaa

 Government National Mortgage Association II, 7.0%, 7/20/31

 44,970

 32,910

 AA+/Aaa

 Government National Mortgage Association II, 7.0%, 8/20/27

 38,566

 10,126

 AAA/Aaa

 Government National Mortgage Association II, 7.5%, 12/20/30

 12,216

 17,205

 AA+/Aaa

 Government National Mortgage Association II, 7.5%, 5/20/30

 20,679

 5,263

 AA+/Aaa

 Government National Mortgage Association II, 7.5%, 6/20/30

 6,338

 16,506

 AAA/Aaa

 Government National Mortgage Association II, 7.5%, 7/20/30

 19,792

 17,843

 AA+/Aaa

 Government National Mortgage Association II, 7.5%, 8/20/30

 21,570

 14,103

 AA+/Aaa

 Government National Mortgage Association II, 8.0%, 3/20/30

 17,151

 34,333

 AA+/Aaa

 Government National Mortgage Association II, 8.0%, 4/20/30

 41,902

 64

 AA+/Aaa

 Government National Mortgage Association II, 8.0%, 5/20/25

 73

 18,461

 AA+/Aaa

 Government National Mortgage Association II, 8.0%, 5/20/30

 22,514

 21,353

 AA+/Aaa

 Government National Mortgage Association II, 8.0%, 6/20/30

 26,138

 3,022

 AA+/Aaa

 Government National Mortgage Association II, 9.0%, 11/20/24

 3,036

 5,796

 AA+/Aaa

 Government National Mortgage Association II, 9.0%, 3/20/22

 5,990

 950

 AAA/Aaa

 Government National Mortgage Association II, 9.0%, 4/20/22

 966

 2,049

 AA+/Aaa

 Government National Mortgage Association II, 9.0%, 9/20/21

 2,289

 600,000

 AA+/Aaa

 Private Export Funding Corp., 2.25%, 12/15/17

 620,374

 1,300,000

 AA+/Aaa

 Private Export Funding Corp., 2.8%, 5/15/22

 1,302,369

 3,420,000

 AA+/Aaa

 Private Export Funding Corp., 4.3%, 12/15/21

 3,822,144

 5,750,000

 AA+/Aaa

 Private Export Funding Corp., 4.375%, 3/15/19

 6,449,051

 1,655,000

 AA+/Aaa

 Private Export Funding Corp., 5.45%, 9/15/17

 1,879,509

 1,259,282

 AA-/Aaa

 Tennessee Valley Authority, 4.929%, 1/15/21

 1,399,829

 800,000

 AA+/Aaa

 Tennessee Valley Authority, 5.5%, 6/15/38

 958,369

 750,000

 AA+/NR

 Tennessee Valley Authority, 6.25%, 12/15/17

 877,827

 1,500,000

 AA+/Aaa

 U.S. Treasury Bonds, 3.0%, 5/15/42

 1,381,641

 2,500,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.25%, 5/15/39

 2,877,345

 1,650,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.5%, 5/15/38

 1,968,656

 4,000,000

 AA+/Aaa

 U.S. Treasury Notes, 0.625%, 5/31/17

 3,963,752

 1,000,000

 AA+/Aaa

 U.S. Treasury Notes, 0.875%, 12/31/16

 1,003,750

 5,200,000

 AA+/Aaa

 U.S. Treasury Notes, 1.875%, 8/31/17

 5,342,189

 3,500,000

 AA+/Aaa

 U.S. Treasury Notes, 2.625%, 11/15/20

 3,609,102

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $84,290,358)

 $

 86,740,521

 FOREIGN GOVERNMENT BONDS - 4.7%

 3,000,000

 AA+/Aaa

 Israel Government AID Bond, 5.5%, 4/26/24

 $

 3,616,038

 2,000,000

 AA+/Aaa

 Israel Government AID Bond, 5.5%, 9/18/23

 2,398,126

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $5,856,680)

 $

 6,014,164

 MUNICIPAL BONDS - 1.4%

 Municipal Higher Education - 1.2%

 1,000,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36

 $

 1,165,240

 270,000

 AA/Aa1

 New York State Dormitory Authority Series A, 5.0%, 7/1/40

 303,620

 $

 1,468,860

 Municipal Obligation - 0.2%

 250,000

 AA+/Aa1

 State of Washington, 5.0%, 8/1/39

 $

 272,488

 TOTAL MUNICIPAL BONDS

 (Cost $1,592,272)

 $

 1,741,348

 TOTAL INVESTMENT IN SECURITIES - 96.6%

 (Cost $118,916,959) (a)

 $

 122,392,701

 OTHER ASSETS & LIABILITIES - 3.4%

 $

 4,305,982

 TOTAL NET ASSETS - 100.0%

 $

 126,698,683

 NR

 Not rated by either S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At April 30, 2014, the value of these securities amounted to $3,540,439 or 2.8% of total net assets.

 (a)

 At April 30, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $119,145,403 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 4,151,427

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (904,129)

 Net unrealized appreciation

 $

 3,247,298

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (c)

 Security represents the interest only portion of payments on a pool of underlying mortgages or mortgage-backed securities.

 (d)

 Security issued with a zero coupon.  Income is earned through accretion of discount.

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

$
-

$
7,573,885

$
-

$
7,573,885

 Collateralized Mortgage Obligations

-

19,521,128

-

19,521,128

 Corporate Bonds

-

801,655

-

801,655

 U.S. Government and Agency Obligations

-

86,740,521

-

86,740,521

 Foreign Government Bonds

-

6,014,164

-

6,014,164

 Municipal Bonds

-

1,741,348

-

1,741,348

 Total

$
-

$
122,392,701

$
-

$
122,392,701

 Other Financial Instruments

 Net unrealized appreciation on futures contracts

$
(178,531
)

$
-

$
-

$
(178,531
)

 Total Other Financial Instruments

$
(178,531
)

$
-

$
-

$
(178,531
)

 During the period ended April 30, 2014, there were no transfers between Levels 1, 2 and 3.

 Pioneer Classic Balanced Fund

 Schedule of Investments 4/30/14 (unaudited)

 Principal Amount ($)

 Floating

 Rate (d)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 PREFERRED STOCKS - 0.6%

 Banks - 0.3%

 Diversified Banks - 0.3%

 13,300

 6.50

 A-/Baa1

 US Bancorp, Floating Rate Note (Perpetual)

 $

 383,705

 6,000

 6.00

 A-/Baa1

 US Bancorp, Floating Rate Note (Perpetual)

 166,200

 $

 549,905

 Regional Banks - 0.0%

 1,000

 6.25

 A-/NR

 CoBank ACB, Floating Rate Note (Perpetual) (144A)

 $

 102,719

 Total Banks

 $

 652,624

 Diversified Financials - 0.1%

 Other Diversified Financial Services - 0.1%

 3,000

 7.88

 BB+/Ba2

 Citigroup Capital XIII, Floating Rate Note, 10/30/40

 $

 81,780

 Asset Management & Custody Banks - 0.0%

 1,400

 5.90

 BBB+/Baa2

 State Street Corp., Floating Rate Note, 12/31/73

 $

 36,344

 Total Diversified Financials

 $

 118,124

 Insurance - 0.2%

 Property & Casualty Insurance - 0.2%

 21,025

 5.10

 BBB/Baa1

 The Allstate Corp., Floating Rate Note, 1/15/53

 $

 528,148

 Total Insurance

 $

 528,148

 TOTAL PREFERRED STOCKS

 (Cost $1,227,166)

 $

 1,298,896

 CONVERTIBLE PREFERRED STOCKS - 0.4%

 Banks - 0.4%

 Diversified Banks - 0.4%

 700

 BBB+/Baa3

 Wells Fargo & Co., 7.5% (Perpetual)

 $

 836,140

 Total Banks

 $

 836,140

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $730,069)

 $

 836,140

 Shares

 COMMON STOCKS - 63.3%

 Energy - 7.9%

 Oil & Gas Equipment & Services - 0.9%

 18,055

 Schlumberger, Ltd.

 $

 1,833,485

 Integrated Oil & Gas - 1.5%

 17,830

 Exxon Mobil Corp.

 $

 1,825,970

 14,497

 Occidental Petroleum Corp.

 1,388,088

 $

 3,214,058

 Oil & Gas Exploration & Production - 2.3%

 24,545

 ConocoPhillips

 $

 1,823,939

 14,226

 EOG Resources, Inc.

 1,394,148

 14,713

 EQT Corp.

 1,603,570

 $

 4,821,657

 Oil & Gas Refining & Marketing - 1.4%

 19,358

 Marathon Petroleum Corp. *

 $

 1,799,326

 12,725

 Phillips 66

 1,058,974

 $

 2,858,300

 Oil & Gas Storage & Transportation - 1.8%

 38,181

 Spectra Energy Corp.

 $

 1,516,168

 11,788

 Targa Resources Corp.

 1,272,986

 21,040

 The Williams Companies, Inc.

 887,257

 $

 3,676,411

 Total Energy

 $

 16,403,911

 Materials - 3.3%

 Commodity Chemicals - 1.3%

 29,505

 LyondellBasell Industries NV

 $

 2,729,212

 Diversified Chemicals - 0.2%

 9,128

 The Dow Chemical Co.

 $

 455,487

 Fertilizers & Agricultural Chemicals - 0.7%

 12,135

 Monsanto Co.

 $

 1,343,344

 Diversified Metals & Mining - 0.8%

 50,210

 Freeport-McMoRan Copper & Gold, Inc.

 $

 1,725,718

 Paper Products - 0.3%

 13,386

 International Paper Co.

 $

 624,457

 Total Materials

 $

 6,878,218

 Capital Goods - 5.9%

 Aerospace & Defense - 1.8%

 24,443

 Honeywell International, Inc.

 $

 2,270,755

 12,071

 United Technologies Corp.

 1,428,361

 $

 3,699,116

 Electrical Components & Equipment - 1.6%

 24,640

 Eaton Corp. Plc

 $

 1,789,850

 13,510

 Rockwell Automation, Inc.

 1,610,122

 $

 3,399,972

 Construction & Farm Machinery & Heavy Trucks - 0.7%

 9,999

 Cummins, Inc.

 $

 1,508,349

 Industrial Machinery - 1.8%

 21,598

 Ingersoll-Rand Plc

 $

 1,291,560

 11,837

 Parker Hannifin Corp.

 1,501,879

 7,928

 Snap-on, Inc.

 919,648

 $

 3,713,087

 Total Capital Goods

 $

 12,320,524

 Commercial Services & Supplies - 0.5%

 Diversified Support Services - 0.5%

 34,175

 KAR Auction Services, Inc.

 $

 1,017,732

 Total Commercial Services & Supplies

 $

 1,017,732

 Transportation - 1.4%

 Air Freight & Logistics - 0.6%

 12,489

 United Parcel Service, Inc. (Class B)

 $

 1,230,166

 Airlines - 0.8%

 44,291

 Delta Air Lines, Inc.

 $

 1,631,238

 Total Transportation

 $

 2,861,404

 Automobiles & Components - 1.1%

 Auto Parts & Equipment - 0.4%

 19,323

 Johnson Controls, Inc.

 $

 872,240

 Automobile Manufacturers - 0.7%

 88,759

 Ford Motor Co.

 $

 1,433,458

 Total Automobiles & Components

 $

 2,305,698

 Consumer Services - 0.7%

 Restaurants - 0.7%

 14,341

 McDonald's Corp.

 $

 1,453,891

 Total Consumer Services

 $

 1,453,891

 Media - 2.9%

 Cable & Satellite - 1.0%

 37,948

 Comcast Corp.

 $

 1,964,188

 Movies & Entertainment - 1.2%

 47,738

 Regal Entertainment Group

 $

 897,474

 20,348

 The Walt Disney Co.

 1,614,410

 $

 2,511,884

 Publishing - 0.7%

 55,760

 Gannett Co, Inc.

 $

 1,514,999

 Total Media

 $

 5,991,071

 Retailing - 2.8%

 Department Stores - 0.7%

 27,210

 Macy's, Inc.

 $

 1,562,670

 Apparel Retail - 0.7%

 19,947

 Ross Stores, Inc.

 $

 1,357,992

 Home Improvement Retail - 1.0%

 44,071

 Lowe's Companies, Inc.

 $

 2,023,300

 Specialty Stores - 0.4%

 17,398

 Vitamin Shoppe, Inc. *

 $

 833,016

 Total Retailing

 $

 5,776,978

 Food & Staples Retailing - 1.9%

 Drug Retail - 1.9%

 21,700

 CVS Caremark Corp.

 $

 1,578,024

 36,465

 Walgreen Co.

 2,475,974

 $

 4,053,998

 Total Food & Staples Retailing

 $

 4,053,998

 Food, Beverage & Tobacco - 1.8%

 Soft Drinks - 0.4%

 15,700

 Coca-Cola Enterprises, Inc.

 $

 713,408

 Packaged Foods & Meats - 0.3%

 14,439

 Campbell Soup Co.

 $

 656,830

 Tobacco - 1.1%

 56,859

 Altria Group, Inc.

 $

 2,280,614

 Total Food, Beverage & Tobacco

 $

 3,650,852

 Health Care Equipment & Services - 1.1%

 Health Care Distributors - 1.1%

 13,597

 McKesson Corp.

 $

 2,300,476

 Total Health Care Equipment & Services

 $

 2,300,476

 Pharmaceuticals, Biotechnology & Life Sciences - 9.6%

 Biotechnology - 2.1%

 8,443

 Celgene Corp. *

 $

 1,241,205

 28,718

 Gilead Sciences, Inc. *

 2,254,076

 11,424

 Vertex Pharmaceuticals, Inc. *

 773,405

 $

 4,268,686

 Pharmaceuticals - 7.5%

 30,328

 AbbVie, Inc.

 $

 1,579,482

 11,567

 Actavis plc *

 2,363,485

 23,975

 AstraZeneca Plc (A.D.R.)

 1,895,224

 36,608

 Johnson & Johnson

 3,708,024

 35,314

 Merck & Co., Inc.

 2,067,988

 102,390

 Pfizer, Inc.

 3,202,759

 27,816

 Zoetis, Inc.

 841,712

 $

 15,658,674

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 19,927,360

 Banks - 2.7%

 Regional Banks - 2.0%

 44,282

 BB&T Corp.

 $

 1,653,047

 30,468

 The PNC Financial Services Group, Inc.

 2,560,531

 $

 4,213,578

 Thrifts & Mortgage Finance - 0.7%

 50,490

 New York Community Bancorp, Inc.

 $

 778,051

 37,421

 People's United Financial, Inc.

 534,372

 $

 1,312,423

 Total Banks

 $

 5,526,001

 Diversified Financials - 4.9%

 Other Diversified Financial Services - 1.4%

 119,878

 Bank of America Corp.

 $

 1,814,953

 22,225

 Citigroup, Inc.

 1,064,800

 $

 2,879,753

 Specialized Finance - 0.6%

 18,047

 CME Group, Inc./IL

 $

 1,270,328

 Consumer Finance - 0.7%

 25,976

 Discover Financial Services, Inc.

 $

 1,452,058

 Asset Management & Custody Banks - 1.8%

 3,213

 Affiliated Managers Group, Inc. *

 $

 636,817

 84,070

 Ares Capital Corp.

 1,443,482

 89,883

 Medley Capital Corp.

 1,172,074

 13,712

 The Carlyle Group LP

 439,881

 $

 3,692,254

 Investment Banking & Brokerage - 0.4%

 30,614

 Morgan Stanley Co.

 $

 946,891

 Total Diversified Financials

 $

 10,241,284

 Real Estate - 1.6%

 Residential REIT's - 0.5%

 27,008

 American Campus Communities, Inc.

 $

 1,031,706

 Specialized REIT's - 1.1%

 86,515

 Chesapeake Lodging Trust

 $

 2,335,040

 Total Real Estate

 $

 3,366,746

 Software & Services - 5.9%

 Internet Software & Services - 3.2%

 28,715

 eBay, Inc. *

 $

 1,488,298

 16,233

 Facebook, Inc. *

 970,409

 3,937

 Google, Inc.

 2,073,460

 3,937

 Google, Inc. *

 2,105,823

 $

 6,637,990

 Data Processing & Outsourced Services - 0.5%

 4,686

 Visa, Inc.

 $

 949,430

 Systems Software - 2.2%

 114,681

 Microsoft Corp.

 $

 4,633,104

 Total Software & Services

 $

 12,220,524

 Technology Hardware & Equipment - 3.6%

 Communications Equipment - 0.9%

 23,683

 Qualcomm, Inc.

 $

 1,864,089

 Computer Hardware - 1.3%

 4,647

 Apple, Inc.

 $

 2,742,148

 Computer Storage & Peripherals - 1.4%

 112,267

 EMC Corp.

 $

 2,896,489

 Total Technology Hardware & Equipment

 $

 7,502,726

 Semiconductors & Semiconductor Equipment - 1.6%

 Semiconductors - 1.6%

 20,229

 Analog Devices, Inc.

 $

 1,037,545

 30,906

 Microchip Technology, Inc.

 1,469,271

 19,744

 Xilinx, Inc.

 931,719

 $

 3,438,535

 Total Semiconductors & Semiconductor Equipment

 $

 3,438,535

 Telecommunication Services - 1.2%

 Integrated Telecommunication Services - 1.2%

 54,784

 Verizon Communications, Inc.

 $

 2,560,056

 Total Telecommunication Services

 $

 2,560,056

 Utilities - 0.9%

 Gas Utilities - 0.9%

 29,645

 ONEOK, Inc.

 $

 1,874,157

 Total Utilities

 $

 1,874,157

 TOTAL COMMON STOCKS

 (Cost $101,108,333)

 $

 131,672,142

 Principal Amount ($)

 ASSET BACKED SECURITIES - 1.9%

 Materials - 0.1%

 Precious Metals & Minerals - 0.1%

 239,620

 AA+/A2

 Credit-Based Asset Servicing and Securitization LLC, 4.87536%, 7/25/35 (Step)

 $

 246,071

 Total Materials

 $

 246,071

 Banks - 1.3%

 Thrifts & Mortgage Finance - 1.3%

 150,000

 0.65

 A+/Baa3

 Bayview Financial Mortgage Pass-Through Trust 2005-C, Floating Rate Note, 6/28/44

 $

 143,915

 350,129

 BB-/B1

 Citicorp Residential Mortgage Trust Series 2006-1, 5.939%, 7/25/36 (Step)

 356,626

 27,344

 AAA/Aaa

 HSBC Home Equity Loan Trust USA 2006-3, 5.63%, 3/20/36 (Step)

 27,468

 78,614

 BBB+/Baa1

 Lehman ABS Manufactured Housing Contract Trust 2001-B, 5.873%, 4/15/40

 83,025

 106,483

 0.40

 A+/Aa1

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)

 94,523

 200,000

 AAA/NR

 Nationstar Mortgage Advance Receivables Trust 2013-T2, 1.679%, 6/20/46 (144A)

 199,040

 265,000

 1.73

 AA-/Baa1

 NovaStar Mortgage Funding Trust Series 2004-3, Floating Rate Note, 12/25/34

 246,927

 200,000

 0.75

 AAA/Aaa

 PFS Financing Corp., Floating Rate Note, 2/15/19 (144A)

 200,232

 375,000

 0.59

 NR/A2

 RAMP Series 2005-RS5 Trust, Floating Rate Note, 5/25/35

 362,067

 155,363

 A/NR

 STORE Master Funding LLC, 5.77%, 8/20/42 (144A)

 167,817

 17,341

 0.75

 AA+/Aa1

 Structured Asset Investment Loan Trust 2005-4, Floating Rate Note, 5/25/35

 17,335

 119,889

 0.28

 CCC/Baa3

 Structured Asset Securities Corp Mortgage Loan Trust 2007-BC2, Floating Rate Note, 3/25/37

 116,325

 739,661

 A+/NR

 SVO 2012-A VOI Mortgage LLC, 2.0%, 9/20/29 (144A)

 742,597

 $

 2,757,897

 Total Banks

 $

 2,757,897

 Diversified Financials - 0.5%

 Other Diversified Financial Services - 0.1%

 200,000

 A-/NR

 Textainer Marine Containers, Ltd., 4.21%, 4/15/27 (144A)

 $

 200,218

 Specialized Finance - 0.2%

 305,000

 0.60

 NR/Aaa

 GE Dealer Floorplan Master Note Trust, Floating Rate Note, 10/20/17

 $

 305,737

 Consumer Finance - 0.2%

 250,000

 A+/NR

 AmeriCredit Automobile Receivables Trust 2012-4, 3.82%, 2/10/20

 $

 261,995

 166,594

 NR/Aa2

 California Republic Auto Receivables Trust 2012-1, 1.18%, 8/15/17 (144A)

 167,276

 $

 429,271

 Total Diversified Financials

 $

 935,226

 TOTAL ASSET BACKED SECURITIES

 (Cost $3,896,134)

 $

 3,939,194

 COLLATERALIZED MORTGAGE OBLIGATIONS - 5.8%

 Banks - 4.3%

 Thrifts & Mortgage Finance - 4.3%

 21,242

 BBB+/Ba1

 Alternative Loan Trust 2004-2CB, 5.125%, 3/25/34

 $

 21,315

 208,045

 CCC/Caa3

 Alternative Loan Trust 2005-1CB, 5.5%, 3/25/35

 183,806

 314,295

 0.46

 AA/NR

 ASG Resecuritization Trust 2010-3, Floating Rate Note, 12/28/45 (144A)

 303,984

 169,585

 A+/Baa2

 Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33

 175,865

 340,613

 NR/Baa2

 Banc of America Alternative Loan Trust 2003-7, 5.5%, 9/25/33

 354,720

 268,605

 NR/Ba2

 Banc of America Alternative Loan Trust 2004-2, 6.0%, 3/25/34

 277,907

 18,400

 2.94

 NR/Ba3

 Banc of America Mortgage 2004-L Trust, Floating Rate Note, 1/25/35

 18,442

 130,055

 5.12

 BBB+/NR

 Banc of America Mortgage 2005-H Trust, Floating Rate Note, 9/25/35

 129,663

 60,514

 A+/NR

 Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35

 63,769

 211,989

 NR/NR

 Bayview Opportunity Master Fund IIA Trust 2012-4NPL, 3.9496%, 1/28/34 (Step)

 212,371

 105,224

 2.31

 AA+/Baa2

 Bear Stearns ARM Trust 2003-5, Floating Rate Note, 8/25/33

 104,615

 400,000

 4.99

 BBB+/Baa2

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9, Floating Rate Note, 9/11/42

 416,156

 100,000

 4.65

 AA-/A3

 City Center Trust 2011-CCHP, Floating Rate Note, 7/15/28 (144A)

 100,028

 168,000

 AAA/Aaa

 COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/15/45

 164,620

 200,000

 4.89

 A+/A2

 Commercial Mortgage Trust 2005-GG3, Floating Rate Note, 8/10/42

 204,313

 200,000

 BBB/B1

 Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 4/15/37

 202,967

 90,838

 AA+/NR

 Federal Home Loan Mortgage Corp., 3.0%, 10/15/38

 94,130

 160,552

 0.55

 AA+/Aaa

 Federal National Mortgage Association, Floating Rate Note, 2/25/41

 160,697

 100,368

 BB/Caa3

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)

 96,773

 175,000

 A-/Ba1

 GS Mortgage Securities Corp II Series 2005-GG4, 4.782%, 7/10/39

 179,092

 0

 5.72

 B/NR

 GSR Mortgage Loan Trust 2004-3F, Floating Rate Note, 2/25/34

 0

 174,497

 BB-/NR

 GSR Mortgage Loan Trust 2005-1F, 6.0%, 2/25/35

 179,928

 240,867

 0.77

 A-/Ba1

 Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34

 226,017

 250,000

 AAA/NR

 JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2, 3.6159%, 11/15/43 (144A)

 265,427

 306,182

 2.03

 A+/Baa1

 JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33

 305,980

 300,000

 5.40

 NR/A2

 LSTAR Commercial Mortgage Trust, Floating Rate Note, 6/25/43 (144A)

 316,366

 162,810

 B-/NR

 MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34

 169,373

 44,105

 0.93

 BB+/B2

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-D, Floating Rate Note, 9/25/29

 38,009

 37,383

 2.48

 BBB+/NR

 Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2, Floating Rate Note, 2/25/35

 37,155

 347,663

 0.43

 A+/Baa2

 Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35

 344,676

 109,263

 NR/NR

 ORES NPL 2013-LV2 LLC, 3.081%, 9/25/25 (144A)

 109,277

 813,233

 BBB-/Baa3

 RALI Series 2003-QR24 Trust, 4.0%, 7/25/33

 825,214

 512,883

 NR/B1

 RALI Series 2004-QS13 Trust, 5.0%, 9/25/19

 525,341

 107,715

 NR/Ba2

 RALI Series 2004-QS3 Trust, 5.0%, 3/25/19

 110,406

 73,603

 0.75

 BB+/Ba3

 RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34

 72,309

 109,214

 0.73

 A+/A2

 RAMP Series 2004-SL1 Trust, Floating Rate Note, 10/25/31

 80,995

 117,516

 BBB/NR

 Residential Asset Securitization Trust 2004-A8, 5.25%, 11/25/34

 122,227

 229,446

 CCC/NR

 Residential Asset Securitization Trust 2005-A9, 5.5%, 7/25/35

 228,138

 100,661

 2.25

 NR/Aaa

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 95,285

 156,142

 3.00

 NR/Aaa

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 147,259

 244,677

 1.45

 AAA/NR

 Starwood Property Mortgage Trust 2013-FV1, Floating Rate Note, 8/11/28 (144A)

 244,737

 142,852

 2.86

 BB/Ba2

 Structured Adjustable Rate Mortgage Loan Trust Class 1A1, Floating Rate Note, 3/25/34

 145,027

 118,009

 2.37

 BBB-/B3

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 1/25/35

 116,037

 350,000

 BB/B1

 TimberStar Trust 1, 7.5296%, 10/15/36 (144A)

 357,148

 148,267

 NR/NR

 VOLT XXIII LLC, 3.625%, 11/25/53 (Step)

 148,830

 297,469

 2.41

 BBB/NR

 WaMu Mortgage Pass-Through Certificates Series 2005-AR3 Trust, Floating Rate Note, 3/25/35

 295,804

 1,069

 BB+/Ba2

 Wells Fargo Mortgage Backed Securities 2005-9 Trust, 5.5%, 10/25/35

 1,068

 $

 8,973,266

 Total Banks

 $

 8,973,266

 Diversified Financials - 0.4%

 Other Diversified Financial Services - 0.4%

 333,000

 1.45

 AA-/NR

 Del Coronado Trust 2013-DEL, Floating Rate Note, 3/15/26 (144A)

 $

 332,549

 250,000

 2.30

 NR/NR

 Resource Capital Corp. CRE Notes 2013, Ltd., Floating Rate Note, 6/15/16 (144A)

 250,000

 138,438

 2.55

 A+/Ba2

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 9/25/34

 139,069

 147,288

 NR/NR

 VOLT XX LLC, 3.625%, 2/1/39 (Step) (144A)

 148,069

 $

 869,687

 Total Diversified Financials

 $

 869,687

 Telecommunication Services - 0.1%

 Wireless Telecommunication Services - 0.1%

 240,000

 NR/A2

 Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)

 $

 266,111

 Total Telecommunication Services

 $

 266,111

 Government - 1.0%

 Government - 1.0%

 781,540

 AA+/NR

 Federal Home Loan Mortgage Corp. REMICS, 3.5%, 11/15/25

 $

 794,940

 18,341

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, 5.0%, 6/15/34

 18,576

 88,141

 0.80

 AA+/Aaa

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/24

 90,923

 150,359

 0.56

 AA+/NR

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/41

 150,657

 93,634

 0.47

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/36

 93,584

 152,599

 3.57

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/39

 153,940

 138,259

 0.45

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/36

 138,014

 331,024

 0.60

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/41

 332,153

 65,635

 0.70

 AA+/Aaa

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37

 66,106

 109,000

 3.95

 AA+/Aaa

 FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)

 111,766

 60,197

 0.66

 AA+/Aaa

 Government National Mortgage Association, Floating Rate Note, 11/20/30

 60,634

 $

 2,011,293

 Total Government

 $

 2,011,293

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $11,961,339)

 $

 12,120,357

 CORPORATE BONDS - 18.5%

 Energy - 2.6%

 Oil & Gas Drilling - 0.3%

 225,000

 BBB+/Baa1

 Pride International, Inc., 6.875%, 8/15/20

 $

 270,532

 100,000

 BBB-/Baa3

 Rowan Companies, Inc., 4.75%, 1/15/24

 102,386

 250,000

 BBB-/Baa3

 Transocean, Inc., 6.375%, 12/15/21

 282,530

 $

 655,448

 Oil & Gas Equipment & Services - 0.1%

 205,000

 BBB-/Baa2

 Weatherford International, Ltd. Bermuda, 9.625%, 3/1/19

 $

 268,981

 Integrated Oil & Gas - 0.2%

 175,000

 BBB/Baa2

 Ecopetrol SA, 4.25%, 9/18/18

 $

 185,806

 250,000

 AA-/Aa2

 Statoil ASA, 2.9%, 11/8/20

 254,304

 $

 440,110

 Oil & Gas Exploration & Production - 0.3%

 200,000

 NR/A1

 Dolphin Energy, Ltd., 5.5%, 12/15/21 (144A)

 $

 223,750

 400,000

 BBB-/Baa3

 Novatek OAO via Novatek Finance, Ltd., 4.422%, 12/13/22 (144A)

 328,000

 $

 551,750

 Oil & Gas Refining & Marketing - 0.6%

 300,000

 BBB-/Baa3

 GS Caltex Corp., 3.25%, 10/1/18 (144A)

 $

 304,549

 360,000

 BBB+/A2

 Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)

 408,815

 370,000

 BBB/Baa2

 Valero Energy Corp., 9.375%, 3/15/19

 483,150

 $

 1,196,514

 Oil & Gas Storage & Transportation - 1.0%

 125,000

 BBB-/Baa3

 Buckeye Partners LP, 6.05%, 1/15/18

 $

 139,248

 200,000

 BBB-/Baa2

 DCP Midstream LLC, 9.75%, 3/15/19 (144A)

 255,100

 250,000

 5.85

 BB/Baa3

 DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)

 236,250

 425,000

 A/A3

 Questar Pipeline Co., 5.83%, 2/1/18

 481,549

 200,000

 BBB-/Baa2

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 232,075

 242,000

 BBB-/Baa3

 The Williams Companies, Inc., 7.75%, 6/15/31

 281,174

 200,000

 6.35

 BBB/Baa1

 TransCanada PipeLines, Ltd., Floating Rate Note, 5/15/67

 207,750

 200,000

 BBB/Baa2

 Williams Partners LP, 4.3%, 3/4/24

 204,212

 $

 2,037,358

 Coal & Consumable Fuels - 0.1%

 250,000

 AA-/A1

 Corp Nacional del Cobre de Chile, 5.625%, 10/18/43 (144A)

 $

 266,680

 Total Energy

 $

 5,416,841

 Materials - 1.0%

 Diversified Chemicals - 0.1%

 250,000

 A-/Baa1

 FMC Corp., 4.1%, 2/1/24

 $

 258,186

 Specialty Chemicals - 0.1%

 200,000

 BBB-/Baa2

 Cytec Industries, Inc., 3.5%, 4/1/23

 $

 190,574

 Construction Materials - 0.1%

 125,000

 BBB/Baa2

 Holcim US Finance Sarl & Cie SCS, 6.0%, 12/30/19 (144A)

 $

 142,610

 Diversified Metals & Mining - 0.4%

 350,000

 BB+/Ba1

 Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20 (144A)

 $

 315,000

 425,000

 A-/Baa2

 Vale Canada, Ltd., 7.2%, 9/15/32

 471,127

 $

 786,127

 Gold - 0.1%

 150,000

 BBB/Baa2

 Barrick Gold Corp., 5.8%, 11/15/34

 $

 144,757

 Steel - 0.2%

 200,000

 BBB/Baa2

 Glencore Funding LLC, 4.125%, 5/30/23 (144A)

 $

 194,058

 200,000

 BBB-/NR

 Samarco Mineracao SA, 5.75%, 10/24/23 (144A)

 203,000

 150,000

 BBB/Baa3

 Worthington Industries, Inc., 4.55%, 4/15/26

 150,715

 $

 547,773

 Total Materials

 $

 2,070,027

 Capital Goods - 0.7%

 Aerospace & Defense - 0.1%

 200,000

 A-/A3

 Rockwell Collins, Inc., 3.7%, 12/15/23

 $

 205,298

 Building Products - 0.1%

 175,000

 5.75

 BBB+/Baa2

 Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53

 $

 189,219

 Construction & Farm Machinery & Heavy Trucks - 0.3%

 250,000

 A/A3

 Cummins, Inc., 5.65%, 3/1/98

 $

 277,576

 130,000

 A/A3

 Cummins, Inc., 6.75%, 2/15/27

 156,099

 250,000

 BBB-/Baa3

 Wabtec Corp. Delaware, 4.375%, 8/15/23

 257,276

 $

 690,951

 Industrial Machinery - 0.1%

 150,000

 BBB/Baa2

 Valmont Industries, Inc., 6.625%, 4/20/20

 $

 176,504

 Trading Companies & Distributors - 0.1%

 175,000

 BB+/NR

 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)

 $

 195,708

 Total Capital Goods

 $

 1,457,680

 Transportation - 0.1%

 Airlines - 0.0%

 3,315

 BBB+/Baa2

 Continental Airlines 1998-1 Class A Pass Through Trust, 6.648%, 9/15/17

 $

 3,547

 77,427

 A/Baa1

 Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19

 84,202

 $

 87,749

 Railroads - 0.1%

 150,000

 BBB+/A3

 Burlington Northern Santa Fe LLC, 5.15%, 9/1/43

 $

 164,089

 Total Transportation

 $

 251,838

 Automobiles & Components - 0.1%

 Auto Parts & Equipment - 0.1%

 145,000

 BBB-/Baa3

 Delphi Corp., 4.15%, 3/15/24

 $

 148,373

 Automobile Manufacturers - 0.0%

 55,000

 BBB+/Baa1

 Hyundai Motor Manufacturing Czech s.r.o., 4.5%, 4/15/15 (144A)

 $

 56,833

 70,000

 BBB+/A3

 Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)

 72,022

 $

 128,855

 Total Automobiles & Components

 $

 277,228

 Consumer Services - 0.1%

 Hotels, Resorts & Cruise Lines - 0.0%

 120,000

 BBB/Baa2

 Marriott International, Inc. Delaware, 3.375%, 10/15/20

 $

 121,304

 Restaurants - 0.1%

 140,000

 A-/Baa1

 Starbucks Corp., 0.875%, 12/5/16

 $

 139,668

 Total Consumer Services

 $

 260,972

 Media - 0.6%

 Broadcasting - 0.3%

 512,000

 BBB+/Baa1

 21st Century Fox America, Inc., 7.3%, 4/30/28

 $

 637,857

 Cable & Satellite - 0.1%

 125,000

 BBB+/Baa1

 British Sky Broadcasting Group Plc, 6.1%, 2/15/18 (144A)

 $

 142,913

 100,000

 BBB/Baa2

 Time Warner Cable, Inc., 8.25%, 4/1/19

 126,648

 50,000

 BBB/Baa2

 Time Warner Cable, Inc., 8.75%, 2/14/19

 64,030

 $

 333,591

 Publishing - 0.2%

 95,000

 BBB+/Baa2

 Thomson Reuters Corp., 0.875%, 5/23/16

 $

 94,901

 250,000

 BBB+/Baa2

 Thomson Reuters Corp., 1.3%, 2/23/17

 250,962

 $

 345,863

 Total Media

 $

 1,317,311

 Food & Staples Retailing - 0.2%

 Drug Retail - 0.2%

 173,902

 BBB+/Baa1

 CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)

 $

 189,356

 114,911

 BBB+/Baa1

 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)

 126,065

 $

 315,421

 Total Food & Staples Retailing

 $

 315,421

 Food, Beverage & Tobacco - 0.4%

 Brewers - 0.1%

 55,000

 A/A2

 Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19

 $

 68,262

 Agricultural Products - 0.2%

 410,000

 BBB/Baa2

 Viterra, Inc., 5.95%, 8/1/20 (144A)

 $

 457,788

 Packaged Foods & Meats - 0.1%

 250,000

 BBB/Baa2

 Kraft Foods Group, Inc., 3.5%, 6/6/22

 $

 254,092

 Total Food, Beverage & Tobacco

 $

 780,142

 Household & Personal Products - 0.3%

 Household Products - 0.2%

 200,000

 A-/NR

 Kimberly-Clark de Mexico SAB de CV, 3.8%, 4/8/24 (144A)

 $

 202,000

 200,000

 A+/A1

 Reckitt Benckiser Treasury Services Plc, 2.125%, 9/21/18 (144A)

 200,657

 $

 402,657

 Personal Products - 0.1%

 200,000

 BBB-/Baa3

 Avon Products, Inc., 5.0%, 3/15/23

 $

 201,444

 Total Household & Personal Products

 $

 604,101

 Health Care Equipment & Services - 0.1%

 Health Care Equipment - 0.1%

 150,000

 BBB-/Baa3

 Boston Scientific Corp., 2.65%, 10/1/18

 $

 152,182

 Managed Health Care - 0.0%

 100,000

 A-/Baa2

 WellPoint, Inc., 3.3%, 1/15/23

 $

 97,791

 Total Health Care Equipment & Services

 $

 249,973

 Pharmaceuticals, Biotechnology & Life Sciences - 0.1%

 Pharmaceuticals - 0.1%

 175,000

 BBB-/Baa3

 Mylan, Inc. Pennsylvania, 2.55%, 3/28/19

 $

 175,554

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 175,554

 Banks - 1.9%

 Diversified Banks - 1.0%

 200,000

 AA-/Aa2

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3.875%, 2/8/22

 $

 209,234

 300,000

 A+/Aa3

 Export-Import Bank of Korea, 2.875%, 9/17/18

 307,744

 200,000

 A+/Aa3

 HSBC Holdings Plc, 4.875%, 1/14/22

 222,129

 250,000

 BBB/Baa2

 Intesa Sanpaolo S.p.A., 3.125%, 1/15/16

 257,243

 200,000

 BBB/Baa2

 Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)

 230,824

 250,000

 BBB/Baa2

 Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)

 284,508

 250,000

 A/Baa1

 Nordea Bank AB, 4.25%, 9/21/22 (144A)

 254,800

 150,000

 AA-/Aa3

 Royal Bank of Canada, 1.45%, 9/9/16

 152,160

 200,000

 A/A3

 Wells Fargo & Co., 4.125%, 8/15/23

 203,970

 $

 2,122,612

 Regional Banks - 0.9%

 138,000

 A-/A2

 BB&T Corp., 1.6%, 8/15/17

 $

 138,628

 250,000

 A/A2

 HSBC Bank USA NA New York NY, 6.0%, 8/9/17

 281,464

 600,000

 BBB-/Baa2

 Santander Bank NA, 8.75%, 5/30/18

 720,490

 600,000

 6.75

 BBB/Baa3

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 661,500

 $

 1,802,082

 Total Banks

 $

 3,924,694

 Diversified Financials - 2.4%

 Other Diversified Financial Services - 1.4%

 290,000

 BBB+/Baa2

 Alterra Finance LLC, 6.25%, 9/30/20

 $

 333,932

 400,000

 A-/NR

 Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)

 433,420

 250,000

 AA+/A1

 General Electric Capital Corp., 5.625%, 9/15/17

 283,643

 420,000

 AA+/A1

 General Electric Capital Corp., 6.75%, 3/15/32

 547,304

 100,000

 BBB+/Baa1

 Hyundai Capital Services, Inc., 6.0%, 5/5/15 (144A)

 104,892

 700,000

 5.15

 BBB/Ba1

 JPMorgan Chase & Co., Floating Rate Note, 12/31/49 (Perpetual)

 662,375

 300,000

 A/NR

 KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)

 323,458

 250,000

 A+/Aa3

 Sinopec Group Overseas Development 2014, Ltd., 4.375%, 4/10/24 (144A)

 252,348

 $

 2,941,372

 Specialized Finance - 0.1%

 200,000

 BBB+/Baa1

 BM&FBovespa SA, 5.5%, 7/16/20 (144A)

 $

 214,000

 Consumer Finance - 0.5%

 360,000

 BBB/Baa1

 Capital One Bank USA NA, 8.8%, 7/15/19

 $

 462,101

 150,000

 BBB/Baa1

 Capital One Financial Corp., 2.15%, 3/23/15

 152,214

 265,000

 4.00

 BB/Ba3

 SLM Corp., Floating Rate Note, 7/25/14

 264,573

 150,000

 AA-/Aa3

 Toyota Motor Credit Corp., 0.75%, 3/5/17 (Step)

 149,012

 $

 1,027,900

 Asset Management & Custody Banks - 0.2%

 100,000

 AA-/A1

 Franklin Resources, Inc., 3.125%, 5/20/15

 $

 102,596

 250,000

 4.50

 BBB/Baa2

 The Bank of New York Mellon Corp., Floating Rate Note (Perpetual)

 229,188

 $

 331,784

 Investment Banking & Brokerage - 0.2%

 250,000

 BBB+/Baa3

 Morgan Stanley, 4.1%, 5/22/23

 $

 248,358

 250,000

 BBB/Baa2

 Raymond James Financial, Inc., 5.625%, 4/1/24

 276,528

 $

 524,886

 Total Diversified Financials

 $

 5,039,942

 Insurance - 3.3%

 Insurance Brokers - 0.1%

 250,000

 BBB-/Baa3

 Ironshore Holdings US, Inc., 8.5%, 5/15/20 (144A)

 $

 291,676

 Life & Health Insurance - 0.8%

 365,000

 BBB/Baa2

 MetLife, Inc., 10.75%, 8/1/69

 $

 558,450

 220,000

 BBB+/Baa1

 Principal Financial Group, Inc., 3.3%, 9/15/22

 217,021

 335,000

 A-/Baa2

 Protective Life Corp., 7.375%, 10/15/19

 409,414

 200,000

 5.62

 BBB+/Baa2

 Prudential Financial, Inc., Floating Rate Note, 6/15/43

 206,500

 150,000

 5.88

 BBB+/Baa2

 Prudential Financial, Inc., Floating Rate Note, 9/15/42

 157,875

 $

 1,549,260

 Multi-line Insurance - 0.5%

 250,000

 BBB/A3

 AXA SA, 8.6%, 12/15/30

 $

 323,750

 500,000

 BBB-/Baa2

 Liberty Mutual Group, Inc., 7.3%, 6/15/14 (144A)

 503,653

 200,000

 AA+/Aaa

 New York Life Global Funding, 1.125%, 3/1/17 (144A)

 200,007

 $

 1,027,410

 Property & Casualty Insurance - 0.5%

 200,000

 BBB-/Baa2

 OneBeacon US Holdings, Inc., 4.6%, 11/9/22

 $

 201,151

 200,000

 A-/Baa2

 QBE Insurance Group, Ltd., 2.4%, 5/1/18 (144A)

 196,400

 400,000

 BBB-/Baa3

 The Hanover Insurance Group, Inc., 7.5%, 3/1/20

 475,917

 100,000

 BBB-/Baa3

 The Hanover Insurance Group, Inc., 7.625%, 10/15/25

 121,220

 $

 994,688

 Reinsurance - 1.4%

 200,000

 6.38

 NR/NR

 Aquarius + Investments Plc for Swiss Reinsurance Co., Ltd., Floating Rate Note, 9/1/24

 $

 212,300

 250,000

 5.29

 BB-/NR

 Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)

 253,700

 260,000

 BBB/NR

 Montpelier Re Holdings, Ltd., 4.7%, 10/15/22

 265,120

 250,000

 9.03

 BB/NR

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 258,850

 450,000

 BBB/NR

 Platinum Underwriters Finance, Inc., 7.5%, 6/1/17

 504,584

 250,000

 5.30

 NR/NR

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 12/6/17 (Cat Bond) (144A)

 251,750

 250,000

 4.03

 BB/NR

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 252,300

 280,000

 BBB/Baa3

 Sirius International Group, Ltd., 6.375%, 3/20/17 (144A)

 311,943

 250,000

 7.51

 BB+/Ba2

 Sirius International Group, Ltd., Floating Rate Note (Perpetual) (144A)

 263,357

 240,000

 BBB+/Baa2

 Validus Holdings, Ltd., 8.875%, 1/26/40

 340,026

 $

 2,913,930

 Total Insurance

 $

 6,776,964

 Real Estate - 1.3%

 Diversified REIT's - 0.2%

 200,000

 BBB-/Baa3

 ARC Properties Operating Partnership LP, 2.0%, 2/6/17 (144A)

 $

 200,246

 60,000

 BBB/Baa2

 Digital Realty Trust LP, 5.875%, 2/1/20

 66,099

 250,000

 BBB/Baa2

 Goodman Funding Pty, Ltd., 6.0%, 3/22/22 (144A)

 278,324

 $

 544,669

 Industrial REIT's - 0.1%

 200,000

 BBB-/Baa2

 DCT Industrial Operating Partnership LP, 4.5%, 10/15/23 (144A)

 $

 200,607

 Office REIT's - 0.4%

 110,000

 BBB-/Baa2

 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22

 $

 115,072

 65,000

 BBB/Baa3

 BioMed Realty LP, 4.25%, 7/15/22

 66,462

 260,000

 BBB-/Baa3

 Corporate Office Properties LP, 3.6%, 5/15/23

 246,541

 250,000

 BBB/Baa2

 Highwoods Realty LP, 3.625%, 1/15/23

 241,240

 85,000

 BBB-/Baa2

 Mack-Cali Realty LP, 4.5%, 4/18/22

 85,335

 50,000

 BBB-/Baa2

 Mack-Cali Realty LP, 7.75%, 8/15/19

 59,622

 $

 814,272

 Specialized REIT's - 0.6%

 50,000

 BBB-/Baa3

 CubeSmart LP, 4.8%, 7/15/22

 $

 53,373

 200,000

 BBB/Baa2

 Health Care Real Estate Investment Trust, Inc., 4.5%, 1/15/24

 208,267

 210,000

 BBB-/Baa3

 Healthcare Realty Trust, Inc., 6.5%, 1/17/17

 236,463

 250,000

 BBB-/Baa2

 Hospitality Properties Trust, 5.0%, 8/15/22

 262,838

 382,000

 BBB-/Baa3

 Senior Housing Properties Trust, 6.75%, 4/15/20

 440,377

 $

 1,201,318

 Total Real Estate

 $

 2,760,866

 Software & Services - 0.0%

 Data Processing & Outsourced Services - 0.0%

 44,000

 B-/Caa1

 First Data Corp., 8.25%, 1/15/21 (144A)

 $

 47,410

 Total Software & Services

 $

 47,410

 Technology Hardware & Equipment - 0.1%

 Communications Equipment - 0.1%

 150,000

 AA-/A1

 Cisco Systems, Inc., 2.9%, 3/4/21

 $

 151,070

 Total Technology Hardware & Equipment

 $

 151,070

 Semiconductors & Semiconductor Equipment - 0.5%

 Semiconductor Equipment - 0.1%

 185,000

 BBB+/Baa1

 KLA-Tencor Corp., 6.9%, 5/1/18

 $

 217,021

 Semiconductors - 0.4%

 250,000

 A-/Baa1

 Altera Corp., 2.5%, 11/15/18

 $

 252,238

 250,000

 NR/NR

 Micron Semiconductor Asia Pte, Ltd., 1.258%, 1/15/19

 249,848

 200,000

 A+/A1

 Texas Instruments, Inc., 0.875%, 3/12/17

 199,559

 150,000

 A-/A3

 Xilinx, Inc., 3.0%, 3/15/21

 150,666

 $

 852,311

 Total Semiconductors & Semiconductor Equipment

 $

 1,069,332

 Telecommunication Services - 1.1%

 Integrated Telecommunication Services - 0.8%

 225,000

 NR/A2

 GTP Acquisition Partners I LLC, 4.347%, 6/15/16 (144A)

 $

 237,894

 200,000

 NR/Ba2

 GTP Towers Issuer LLC, 8.112%, 2/15/15 (144A)

 205,192

 350,000

 BBB/Baa2

 Telefonica Emisiones SAU, 5.462%, 2/16/21

 394,086

 300,000

 BBB/Baa2

 Telefonica Emisiones SAU, 6.221%, 7/3/17

 341,030

 350,000

 BBB+/Baa1

 Verizon Communications, Inc., 6.55%, 9/15/43

 431,723

 97,000

 BBB+/Baa1

 Verizon Communications, Inc., 8.75%, 11/1/18

 123,917

 $

 1,733,842

 Wireless Telecommunication Services - 0.3%

 250,000

 NR/A2

 Crown Castle Towers LLC, 5.495%, 1/15/17 (144A)

 $

 270,825

 140,000

 NR/A2

 Crown Castle Towers LLC, 6.113%, 1/15/20 (144A)

 162,038

 100,000

 NR/NR

 WCP Issuer llc, 6.657%, 8/15/20 (144A)

 104,124

 $

 536,987

 Total Telecommunication Services

 $

 2,270,829

 Utilities - 1.6%

 Electric Utilities - 1.1%

 225,000

 A-/A2

 Commonwealth Edison Co., 6.15%, 9/15/17

 $

 259,136

 250,000

 5.25

 BBB+/A3

 Electricite de France SA, Floating Rate Note (Perpetual) (144A)

 255,125

 100,000

 A+/Aa3

 Electricite de France, 6.0%, 1/22/14 (144A)

 109,027

 270,000

 BBB/Baa2

 Enel Finance International NV, 5.125%, 10/7/19 (144A)

 298,393

 200,000

 8.75

 BB+/Ba1

 Enel S.p.A., Floating Rate Note, 9/24/73 (144A)

 230,500

 93,883

 BB/Baa3

 FPL Energy American Wind LLC, 6.639%, 6/20/23 (144A)

 95,524

 25,269

 B-/Ba2

 FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)

 24,700

 200,000

 BB+/Baa3

 Israel Electric Corp., Ltd., 6.7%, 2/10/17 (144A)

 217,750

 200,000

 BB+/Baa3

 Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)

 224,750

 125,000

 A/A2

 Nevada Power Co., 6.5%, 8/1/18

 148,247

 82,195

 NR/NR

 Orcal Geothermal, Inc., 6.21%, 12/30/20 (144A)

 82,606

 275,000

 BBB/Baa2

 Public Service Co. of New Mexico, 7.95%, 5/15/18

 327,424

 $

 2,273,182

 Gas Utilities - 0.1%

 250,000

 A+/Aa2

 Southern California Gas Co., 5.125%, 11/15/40

 $

 284,570

 Multi-Utilities - 0.2%

 415,000

 BBB+/A3

 New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)

 $

 455,626

 Independent Power Producers & Energy Traders - 0.2%

 85,088

 BBB-/NR

 Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)

 $

 93,380

 223,000

 BB+/Ba1

 NSG Holdings LLC, 7.75%, 12/15/25 (144A)

 238,610

 $

 331,990

 Total Utilities

 $

 3,345,368

 TOTAL CORPORATE BONDS

 (Cost $35,483,361)

 $

 38,563,563

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.5%

 173,064

 AA+/Aaa

 Fannie Mae, 4.0%, 1/1/41

 $

 181,448

 682,891

 AA+/Aaa

 Fannie Mae, 4.0%, 2/1/41

 715,473

 525,290

 AA+/Aaa

 Fannie Mae, 4.0%, 2/1/41

 550,661

 844,800

 AAA/Aaa

 Fannie Mae, 4.0%, 7/1/43

 885,301

 474,077

 AAA/Aaa

 Fannie Mae, 4.0%, 8/1/43

 496,927

 53,309

 AA+/Aaa

 Fannie Mae, 4.5%, 11/1/20

 56,678

 9,946

 AA+/Aaa

 Fannie Mae, 4.5%, 12/1/43

 10,751

 725,413

 AA+/Aaa

 Fannie Mae, 4.5%, 4/1/41

 779,777

 12,850

 AA+/Aaa

 Fannie Mae, 5.0%, 12/1/17

 13,640

 46,706

 AAA/Aaa

 Fannie Mae, 5.0%, 5/1/18

 49,584

 77,161

 AAA/Aaa

 Fannie Mae, 5.0%, 6/1/37

 84,444

 205,529

 AAA/Aaa

 Fannie Mae, 5.5%, 10/1/35

 228,545

 27,737

 AAA/Aaa

 Fannie Mae, 5.5%, 12/1/34

 30,673

 106,208

 AA+/Aaa

 Fannie Mae, 5.5%, 12/1/35

 117,844

 103,358

 AAA/Aaa

 Fannie Mae, 5.5%, 12/1/35

 114,636

 8,967

 AA+/Aaa

 Fannie Mae, 5.5%, 2/1/18

 9,534

 114,444

 AAA/Aaa

 Fannie Mae, 5.5%, 3/1/23

 124,738

 14,075

 AAA/Aaa

 Fannie Mae, 5.5%, 3/1/34

 15,541

 93,213

 AAA/Aaa

 Fannie Mae, 5.5%, 5/1/37

 102,845

 318,037

 AAA/Aaa

 Fannie Mae, 5.5%, 5/1/38

 350,898

 6,532

 AA+/Aaa

 Fannie Mae, 5.5%, 7/1/23

 7,214

 1,938

 AAA/Aaa

 Fannie Mae, 5.5%, 8/1/14

 1,957

 5,334

 AAA/Aaa

 Fannie Mae, 5.5%, 9/1/17

 5,671

 6,137

 AA+/Aaa

 Fannie Mae, 6.0%, 1/1/29

 6,943

 59,056

 AAA/Aaa

 Fannie Mae, 6.0%, 10/1/37

 65,874

 45,464

 AAA/Aaa

 Fannie Mae, 6.0%, 12/1/33

 51,275

 37,012

 AA+/Aaa

 Fannie Mae, 6.0%, 12/1/37

 41,315

 8,682

 AA+/Aaa

 Fannie Mae, 6.0%, 3/1/33

 9,694

 5,759

 AA+/Aaa

 Fannie Mae, 6.0%, 8/1/32

 6,496

 2,027

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/29

 2,293

 255

 AA+/Aaa

 Fannie Mae, 6.5%, 1/1/15

 258

 17,522

 AAA/Aaa

 Fannie Mae, 6.5%, 10/1/32

 19,709

 24,974

 AA+/Aaa

 Fannie Mae, 6.5%, 12/1/21

 28,131

 29,490

 AAA/Aaa

 Fannie Mae, 6.5%, 4/1/29

 32,793

 51,091

 AAA/Aaa

 Fannie Mae, 6.5%, 5/1/32

 57,505

 6,230

 AA+/Aaa

 Fannie Mae, 6.5%, 7/1/29

 7,015

 36,957

 AAA/Aaa

 Fannie Mae, 6.5%, 9/1/32

 42,284

 36,538

 AAA/Aaa

 Fannie Mae, 7.0%, 1/1/36

 39,261

 39,878

 AAA/Aaa

 Fannie Mae, 7.0%, 10/1/19

 43,454

 1,245

 AAA/Aaa

 Fannie Mae, 8.0%, 10/1/30

 1,489

 3,090

 AA+/Aaa

 Fannie Mae, 8.0%, 2/1/29

 3,495

 6,112

 AA+/Aaa

 Fannie Mae, 8.0%, 3/1/31

 7,128

 1,403

 AA+/Aaa

 Fannie Mae, 8.0%, 4/1/20

 1,541

 460

 AA+/Aaa

 Fannie Mae, 8.0%, 4/1/30

 532

 413

 AA+/Aaa

 Fannie Mae, 8.0%, 5/1/31

 470

 550

 AA+/Aaa

 Fannie Mae, 8.0%, 7/1/30

 635

 307,489

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 3.5%, 11/1/28

 324,095

 487,255

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 4.0%, 1/1/41

 510,178

 209,951

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 4.0%, 11/1/40

 219,820

 237,814

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 4.0%, 11/1/40

 248,974

 381,580

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 5/1/40

 410,060

 377,608

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 5/1/41

 405,927

 259,822

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 7/1/40

 279,234

 150,234

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 8/1/34

 161,854

 57,604

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 11/1/34

 63,239

 120,959

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 8/1/37

 132,093

 11,035

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 10/1/16

 11,697

 53,062

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34

 58,928

 49,347

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/38

 54,866

 80,049

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 10/1/38

 89,098

 36,415

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/33

 40,565

 17,628

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 10/1/33

 19,792

 75,768

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 10/1/46

 84,499

 114,761

 2.14

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 11/1/35

 121,466

 90,781

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 2/15/18

 95,528

 88,307

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 2/15/18

 94,120

 25,323

 AA+/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/33

 28,321

 29,559

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 9/15/33

 33,404

 33,669

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/33

 38,771

 35,473

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/34

 40,823

 225,873

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/38

 254,092

 30,477

 AA+/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/28

 35,242

 48,374

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 12/15/32

 55,387

 60,542

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/31

 68,438

 43,262

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/33

 48,895

 46,004

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/32

 51,984

 2,724

 AA+/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/28

 3,042

 715

 AA+/Aaa

 Government National Mortgage Association I, 7.0%, 8/15/28

 842

 3,477

 AAA/Aaa

 Government National Mortgage Association I, 8.0%, 2/15/30

 3,545

 69,047

 AAA/Aaa

 Government National Mortgage Association II, 5.5%, 2/20/34

 78,082

 84,779

 AA+/Aaa

 Government National Mortgage Association II, 5.5%, 4/20/35

 94,079

 94,913

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 11/20/28

 107,877

 3,828

 AAA/Aaa

 Government National Mortgage Association II, 7.5%, 9/20/29

 4,603

 250,000

 AA+/Aaa

 U.S. Treasury Bonds, 3.125%, 2/15/43

 234,961

 370,000

 AA+/Aaa

 U.S. Treasury Bonds, 5.25%, 11/15/28

 467,067

 350,000

 AA+/Aaa

 U.S. Treasury Bonds, 5.375%, 2/15/31

 452,320

 100,000

 AA+/Aaa

 U.S. Treasury Notes, 2.625%, 11/15/20

 103,117

 165,000

 AA+/Aaa

 U.S. Treasury Notes, 3.125%, 5/15/19

 176,447

 115,000

 AA+/Aaa

 U.S. Treasury Notes, 3.375%, 11/15/19

 124,416

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $10,873,324)

 $

 11,336,158

 FOREIGN GOVERNMENT BONDS - 0.2%

 200,000

 BBB/Baa1

 Commonwealth of the Bahamas, 5.75%, 1/16/24 (144A)

 $

 206,200

 EURO

 75,000

 NR/Baa2

 Italy Buoni Poliennali Del Tesoro, 4.75%, 8/1/23 (144A) (144A)

 119,166

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $297,541)

 $

 325,366

 MUNICIPAL BONDS - 2.1%

 Municipal Airport - 0.3%

 250,000

 BBB/Baa1

 Indianapolis Airport Authority, 5.1%, 1/15/17

 $

 273,508

 400,000

 AA-/A2

 Massachusetts Port Authority, 5.0%, 7/1/16

 429,320

 $

 702,828

 Municipal Education - 0.1%

 100,000

 AAA/Aaa

 Massachusetts Development Finance Agency, 4.844%, 9/1/43

 $

 110,058

 Municipal General - 0.1%

 100,000

 BBB-/Baa2

 Central Texas Regional Mobility Authority, 0.0%, 1/1/25

 $

 61,877

 200,000

 AA/A2

 JobsOhio Beverage System, 3.985%, 1/1/29

 199,126

 $

 261,003

 Higher Municipal Education - 1.1%

 100,000

 AAA/Aaa

 Health & Educational Facilities Authority of the State of Missouri, 3.685%, 2/15/47

 $

 89,957

 100,000

 NR/A2

 Massachusetts Development Finance Agency, 5.0%, 3/1/39

 107,723

 150,000

 AA+/Aa1

 Massachusetts Development Finance Agency, 5.0%, 7/1/43

 166,023

 250,000

 AAA/Aaa

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 314,336

 440,000

 AAA/Aaa

 New York State Dormitory Authority, 5.0%, 10/1/41

 481,369

 300,000

 AAA/Aaa

 The Board of Trustees of The Leland Stanford Junior University, 4.75%, 5/1/19

 337,004

 250,000

 A+/A1

 The George Washington University, 1.827%, 9/15/17

 249,378

 137,000

 A+/A1

 The George Washington University, 3.485%, 9/15/22

 135,402

 200,000

 AA/Aa2

 University of California, 4.062%, 5/15/33

 188,628

 100,000

 AA/Aa1

 Virginia College Building Authority, 4.0%, 9/1/26

 108,321

 $

 2,178,141

 Municipal Medical - 0.1%

 150,000

 AA/Aa2

 Massachusetts Development Finance Agency, 5.0%, 7/1/39

 $

 165,039

 Municipal Power - 0.1%

 250,000

 AA-/Aa1

 Energy Northwest, 5.0%, 7/1/35

 $

 277,748

 Municipal Transportation - 0.1%

 180,000

 AA-/Aa3

 Maine Turnpike Authority, 5.0%, 7/1/42

 $

 195,302

 Municipal Water - 0.1%

 150,000

 AA+/Aa2

 County of King Washington Sewer Revenue, 4.25%, 1/1/36

 $

 153,675

 Municipal Obligation - 0.1%

 250,000

 AAA/Aaa

 City of Irving Texas, 4.0%, 9/15/27

 $

 269,968

 TOTAL MUNICIPAL BONDS

 (Cost $4,133,783)

 $

 4,313,762

 SENIOR FLOATING RATE LOAN INTERESTS - 1.3%

 Capital Goods - 0.2%

 Aerospace & Defense - 0.2%

 99,746

 2.73

 BB+/Ba1

 Spirit AeroSystems, Inc., 9/30/20

 $

 99,908

 300,000

 3.25

 BB-/Ba3

 Wesco Aircraft Hardare Corp., Tranche B Term Loan (First Lien), 2/24/21

 299,325

 $

 399,233

 Total Capital Goods

 $

 399,233

 Transportation - 0.1%

 Trucking - 0.1%

 112,760

 4.00

 BB/Ba1

 Swift Transportation Co. LLC, Tranche B-2 Term Loan (2013), 12/21/17

 $

 113,182

 Total Transportation

 $

 113,182

 Automobiles & Components - 0.2%

 Automobile Manufacturers - 0.2%

 486,250

 3.50

 BB+/Ba1

 Chrysler Group LLC, 5/24/17

 $

 486,250

 Total Automobiles & Components

 $

 486,250

 Consumer Durables & Apparel - 0.0%

 Apparel, Accessories & Luxury Goods - 0.0%

 105,000

 3.25

 BBB-/Ba1

 PVH Corp., Tranche B Term Loan, 12/19/19

 $

 105,443

 Total Consumer Durables & Apparel

 $

 105,443

 Media - 0.1%

 Broadcasting - 0.0%

 74,624

 3.00

 NR/Ba1

 Sinclair Television Group, Inc., 4/19/20

 $

 73,654

 Movies & Entertainment - 0.1%

 168,751

 3.25

 NR/Baa2

 Kasima LLC, 5/17/21

 $

 168,118

 Total Media

 $

 241,772

 Diversified Financials - 0.1%

 Other Diversified Financial Services - 0.1%

 150,000

 0.00

 BBB-/Ba2

 Delos Finance SARL, Tranche B Term Loan, 2/27/21

 $

 149,750

 Total Diversified Financials

 $

 149,750

 Technology Hardware & Equipment - 0.2%

 Communications Equipment - 0.2%

 173,686

 2.73

 BB+/Ba2

 Commscope, Inc., Tranche 3 Term Loan, 1/21/17

 $

 173,795

 260,530

 3.25

 BB+/Ba2

 Commscope, Inc., Tranche 4 Term Loan, 1/14/18

 261,124

 $

 434,919

 Total Technology Hardware & Equipment

 $

 434,919

 Semiconductors & Semiconductor Equipment - 0.1%

 Semiconductors - 0.1%

 130,000

 0.00

 BBB-/Ba1

 AVAGO Technologies Ltd., Term Loan, (First Lien), 4/16/21

 $

 130,457

 Total Semiconductors & Semiconductor Equipment

 $

 130,457

 Utilities - 0.3%

 Electric Utilities - 0.3%

 400,000

 0.00

 B+/Ba3

 Atlantic Power LP, 2/20/21

 $

 403,500

 224,436

 0.24

 BB/Ba3

 Calpine Construction Finance Co LP, 1/3/22

 220,439

 $

 623,939

 Total Utilities

 $

 623,939

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $2,675,302)

 $

 2,684,945

 TOTAL INVESTMENT IN SECURITIES - 99.6%

 (Cost $172,386,352) (a)

 $

 207,090,523

 OTHER ASSETS & LIABILITIES - 0.4%

 $

 912,479

 TOTAL NET ASSETS - 100.0%

 $

 208,003,002

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At April 30, 2014, the value of these securities amounted to $18,537,710 or 8.9% of total net assets.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At April 30, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $172,718,227 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 36,161,084

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (1,788,788)

 Net unrealized appreciation

 $

 34,372,296

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at period end

 (c)

 Security issued with a zero coupon.  Income is earned through accretion of discount.

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EURO

 Euro

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Preferred stocks

  Banks

   Regional Banks

$
-

$
102,719

-

$
102,719

  All Other preferred stocks

1,196,177

-

-

1,196,177

 Convertible preferred stock

836,140

-

-

836,140

 Common stocks

131,672,142

-

-

131,672,142

 Asset backed securities

-

3,939,194

-

3,939,194

 Collateralized mortgage obligations

-

12,120,357

-

12,120,357

 Corporate bonds

-

38,563,563

-

38,563,563

 U.S. government and agency obligations

-

11,336,158

-

11,336,158

 Foreign government bond

-

325,366

-

325,366

 Municipal bonds

-

4,313,762

-

4,313,762

 Senior Floating Rate Loan Interests

-

2,684,945

-

2,684,945

 Total

$
133,704,459

$
73,386,064

-

$
207,090,523

 Other Financial Instruments

 Net unrealized appreciation on futures contracts

$
20,787

$
-

-

$
20,787

 Total Other Financial Instruments

$
20,787

$
-

-

$
20,787

 During the six months ended April 30, 2014, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust IV By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date June 27, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date June 27, 2014 By (Signature and Title)* /s/ Mark Bradley ----------------- Mark Bradley, Treasurer Date June 27, 2014 * Print the name and title of each signing officer under his or her signature.